UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2014

Item 1. Reports to Stockholders

Fidelity®

Stock Selector All Cap Fund

Semiannual Report

March 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Class A	1.01%
Actual		$ 1,000.00	$ 1,120.00	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.90	$ 5.09
Class T	1.27%
Actual		$ 1,000.00	$ 1,118.60	$ 6.71
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.39
Class B	1.83%
Actual		$ 1,000.00	$ 1,115.20	$ 9.65
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.20
Class C	1.78%
Actual		$ 1,000.00	$ 1,115.80	$ 9.39
HypotheticalA		$ 1,000.00	$ 1,016.06	$ 8.95
Stock Selector All Cap	.67%
Actual		$ 1,000.00	$ 1,121.60	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.59	$ 3.38
Class K	.58%
Actual		$ 1,000.00	$ 1,122.40	$ 3.07
HypotheticalA		$ 1,000.00	$ 1,022.04	$ 2.92
Institutional Class	.74%
Actual		$ 1,000.00	$ 1,121.40	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,021.24	$ 3.73
Class Z	.58%
Actual		$ 1,000.00	$ 1,122.20	$ 3.07
HypotheticalA		$ 1,000.00	$ 1,022.04	$ 2.92

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than 0.01% to 0.01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.
Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	1.9	1.7
Apple, Inc.	1.5	0.9
British American Tobacco PLC sponsored ADR	1.3	1.5
Exxon Mobil Corp.	1.3	1.2
The Coca-Cola Co.	1.1	1.2
Microsoft Corp.	1.0	0.1
Facebook, Inc. Class A	1.0	0.2
Procter & Gamble Co.	1.0	1.2
Bank of America Corp.	1.0	0.9
Chevron Corp.	1.0	0.8
	12.1
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.9	17.2
Financials	15.9	15.7
Health Care	13.1	13.1
Consumer Discretionary	11.7	12.6
Industrials	10.4	10.4
At period end, investments in foreign securities, including the Fund's pro-rata share of Fidelity's Equity Central Funds, was 14.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in the underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (b)	2,370,165	$ 505,628
Fidelity Consumer Staples Central Fund (b)	2,211,872	427,024
Fidelity Energy Central Fund (b)	2,640,478	404,019
Fidelity Financials Central Fund (b)	9,570,757	781,548
Fidelity Health Care Central Fund (b)	2,112,716	587,039
Fidelity Industrials Central Fund (b)	2,015,961	443,693
Fidelity Information Technology Central Fund (b)	3,271,683	810,592
Fidelity Materials Central Fund (b)	679,634	156,656
Fidelity Telecom Services Central Fund (b)	683,183	110,730
Fidelity Utilities Central Fund (b)	1,153,854	173,378
TOTAL EQUITY CENTRAL FUNDS (Cost $2,994,876)		4,400,307
Money Market Central Funds - 0.0%

Fidelity Cash Central Fund, 0.10% (a) (Cost $341)	340,721	341
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,995,217)		4,400,648
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,578)
NET ASSETS - 100%		$ 4,398,070
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ -*
Fidelity Consumer Discretionary Central Fund	2,248
Fidelity Consumer Staples Central Fund	5,610
Fidelity Energy Central Fund	2,696
Fidelity Financials Central Fund	5,649
Fidelity Health Care Central Fund	1,234
Fidelity Industrials Central Fund	2,970
Fidelity Information Technology Central Fund	1,888
Fidelity Materials Central Fund	1,063
Fidelity Telecom Services Central Fund	3,285
Fidelity Utilities Central Fund	1,808
Total	$ 28,451
* Amount represents less than $1,000
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 439,067	$ 52,934	$ 24,174	$ 505,628	35.3%
Fidelity Consumer Staples Central Fund	382,002	34,804	15,519	427,024	39.8%
Fidelity Energy Central Fund	379,161	32,940	29,678	404,019	38.5%
Fidelity Financials Central Fund	641,849	67,603	6,466	781,548	35.1%
Fidelity Health Care Central Fund	494,424	32,408	58,755	587,039	36.4%
Fidelity Industrials Central Fund	388,640	24,805	12,451	443,693	33.9%
Fidelity Information Technology Central Fund	691,773	96,069	57,099	810,592	37.0%
Fidelity Materials Central Fund	127,863	14,688	857	156,656	34.1%
Fidelity Telecom Services Central Fund	111,097	7,464	12,072	110,730	42.3%
Fidelity Utilities Central Fund	134,295	20,346	3,108	173,378	35.9%
Total	$ 3,790,171	$ 384,061	$ 220,179	$ 4,400,307
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.4%
United Kingdom	2.7%
Ireland	1.7%
Cayman Islands	1.7%
Bermuda	1.0%
Others (Individually Less Than 1%)	7.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2014 (Unaudited)

Assets
Investments in Fidelity Central Funds (cost $2,995,217)		$ 4,400,648
Cash		8
Receivable for investments sold		3
Receivable for fund shares sold		76,747
Dividends receivable		7
Prepaid expenses		9
Other receivables		51
Total assets		4,477,473

Liabilities
Payable for investments purchased	$ 70,041
Payable for fund shares redeemed	6,799
Accrued management fee	1,714
Distribution and service plan fees payable	175
Other affiliated payables	617
Other payables and accrued expenses	57
Total liabilities		79,403

Net Assets		$ 4,398,070
Net Assets consist of:
Paid in capital		$ 3,298,204
Undistributed net investment income		6,840
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(312,406)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,405,432
Net Assets		$ 4,398,070

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	March 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($230,537.9 ÷ 6,316.756 shares)	$ 36.50

Maximum offering price per share (100/94.25 of $36.50)	$ 38.73
Class T: Net Asset Value and redemption price per share ($137,564.8 ÷ 3,773.199 shares)	$ 36.46

Maximum offering price per share (100/96.50 of $36.46)	$ 37.78
Class B: Net Asset Value and offering price per share ($10,786.7 ÷ 297.062 shares)A	$ 36.31

Class C: Net Asset Value and offering price per share ($70,826.0 ÷ 1,949.742 shares)A	$ 36.33

Stock Selector All Cap: Net Asset Value, offering price and redemption price per share ($3,491,116.2 ÷ 95,505.774 shares)	$ 36.55

Class K: Net Asset Value, offering price and redemption price per share ($111,519.9 ÷ 3,050.596 shares)	$ 36.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($345,604.5 ÷ 9,457.855 shares)	$ 36.54

Class Z: Net Asset Value, offering price and redemption price per share ($113.8 ÷ 3.118 shares)	$ 36.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended March 31, 2014 (Unaudited)

Investment Income
Income from Fidelity Central Funds		$ 28,451

Expenses
Management fee Basic fee	$ 11,201
Performance adjustment	(1,167)
Transfer agent fees	3,066
Distribution and service plan fees	1,033
Accounting fees and expenses	521
Custodian fees and expenses	1
Independent trustees' compensation	8
Registration fees	152
Audit	23
Legal	27
Miscellaneous	18
Total expenses before reductions	14,883
Expense reductions	(39)	14,844
Net investment income (loss)		13,607
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	357
Fidelity Central Funds	40,531
Total net realized gain (loss)		40,888
Change in net unrealized appreciation (depreciation) on: Investment securities		405,722
Net gain (loss)		446,610
Net increase (decrease) in net assets resulting from operations		$ 460,217

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,607	$ 29,360
Net realized gain (loss)	40,888	160,896
Change in net unrealized appreciation (depreciation)	405,722	540,024
Net increase (decrease) in net assets resulting from operations	460,217	730,280
Distributions to shareholders from net investment income	(27,378)	(24,415)
Distributions to shareholders from net realized gain	(214,757)	(3,382)
Total distributions	(242,135)	(27,797)
Share transactions - net increase (decrease)	389,272	679,524
Total increase (decrease) in net assets	607,354	1,382,007

Net Assets
Beginning of period	3,790,716	2,408,709
End of period (including undistributed net investment income of $6,840 and undistributed net investment income of $20,611, respectively)	$ 4,398,070	$ 3,790,716

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 34.65	$ 27.78
Income from Investment Operations
Net investment income (loss) E	.07	.17
Net realized and unrealized gain (loss)	3.93	6.79
Total from investment operations	4.00	6.96
Distributions from net investment income	(.16)	(.07)
Distributions from net realized gain	(1.99)	(.02)
Total distributions	(2.15)	(.09)
Net asset value, end of period	$ 36.50	$ 34.65
Total Return B,C,D	12.00%	25.12%
Ratios to Average Net Assets F,I
Expenses before reductions	1.01% A	1.06% A
Expenses net of fee waivers, if any	1.01% A	1.06% A
Expenses net of all reductions	1.01% A	1.04% A
Net investment income (loss)	.39% A	.59% A
Supplemental Data
Net assets, end of period (in millions)	$ 231	$ 226
Portfolio turnover rate G	11% A	8% J,K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period October 23, 2012 (commencement of sale of shares) to September 30, 2013. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 34.58	$ 27.78
Income from Investment Operations
Net investment income (loss) E	.02	.10
Net realized and unrealized gain (loss)	3.93	6.77
Total from investment operations	3.95	6.87
Distributions from net investment income	(.08)	(.05)
Distributions from net realized gain	(1.99)	(.02)
Total distributions	(2.07)	(.07)
Net asset value, end of period	$ 36.46	$ 34.58
Total Return B,C,D	11.86%	24.81%
Ratios to Average Net Assets F,I
Expenses before reductions	1.27% A	1.32% A
Expenses net of fee waivers, if any	1.27% A	1.31% A
Expenses net of all reductions	1.27% A	1.29% A
Net investment income (loss)	.13% A	.34% A
Supplemental Data
Net assets, end of period (in millions)	$ 138	$ 131
Portfolio turnover rate G	11% A	8% J,K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period October 23, 2012 (commencement of sale of shares) to September 30, 2013. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 34.44	$ 27.78
Income from Investment Operations
Net investment income (loss) E	(.08)	(.06)
Net realized and unrealized gain (loss)	3.91	6.77
Total from investment operations	3.83	6.71
Distributions from net investment income	-	(.03)
Distributions from net realized gain	(1.96)	(.02)
Total distributions	(1.96)	(.05)
Net asset value, end of period	$ 36.31	$ 34.44
Total Return B,C,D	11.52%	24.18%
Ratios to Average Net Assets F,I
Expenses before reductions	1.83% A	1.86% A
Expenses net of fee waivers, if any	1.83% A	1.86% A
Expenses net of all reductions	1.83% A	1.84% A
Net investment income (loss)	(.43)% A	(.21)% A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 13
Portfolio turnover rate G	11% A	8% J,K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period October 23, 2012 (commencement of sale of shares) to September 30, 2013. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 34.44	$ 27.78
Income from Investment Operations
Net investment income (loss) E	(.07)	(.05)
Net realized and unrealized gain (loss)	3.92	6.76
Total from investment operations	3.85	6.71
Distributions from net investment income	-	(.03)
Distributions from net realized gain	(1.96)	(.02)
Total distributions	(1.96)	(.05)
Net asset value, end of period	$ 36.33	$ 34.44
Total Return B,C,D	11.58%	24.19%
Ratios to Average Net Assets F,I
Expenses before reductions	1.78% A	1.84% A
Expenses net of fee waivers, if any	1.78% A	1.84% A
Expenses net of all reductions	1.78% A	1.82% A
Net investment income (loss)	(.38)% A	(.18)% A
Supplemental Data
Net assets, end of period (in millions)	$ 71	$ 65
Portfolio turnover rate G	11% A	8% J,K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period October 23, 2012 (commencement of sale of shares) to September 30, 2013. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector All Cap

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011 G	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 34.75	$ 28.48	$ 22.21	$ 23.68	$ 19.98	$ 18.79	$ 32.37
Income from Investment Operations
Net investment income (loss) D	.13	.30	.24	.15	.16	.14	.20
Net realized and unrealized gain (loss)	3.93	6.28	6.18	(1.48)	3.69	1.27	(12.14)
Total from investment operations	4.06	6.58	6.42	(1.33)	3.85	1.41	(11.94)
Distributions from net investment income	(.27)	(.27)	(.14)	(.14)	(.15)	(.22)	(.16)
Distributions from net realized gain	(1.99)	(.04)	(.02)	-	-	-	(1.48)
Total distributions	(2.26)	(.31)	(.15) L	(.14)	(.15)	(.22)	(1.64)
Net asset value, end of period	$ 36.55	$ 34.75	$ 28.48	$ 22.21	$ 23.68	$ 19.98	$ 18.79
Total Return B,C	12.16%	23.36%	29.02%	(5.68)%	19.35%	7.77%	(38.78)%
Ratios to Average Net Assets E,H
Expenses before reductions	.67% A	.71%	.72%	.80% A	.87%	.87%	.93%
Expenses net of fee waivers, if any	.67% A	.71%	.72%	.80% A	.87%	.87%	.93%
Expenses net of all reductions	.67% A	.69%	.71%	.78% A	.86%	.87%	.93%
Net investment income (loss)	.74% A	.96%	.90%	.64% A	.72%	.82%	.77%
Supplemental Data
Net assets, end of period (in millions)	$ 3,491	$ 2,953	$ 2,361	$ 1,247	$ 730	$ 552	$ 698
Portfolio turnover rate F	11% A	8% I,K	21%	9% A	147% K	109%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the eleven month period ended September 30. The Fund changed its fiscal year from October 31 to September 30, effective September 30, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JFor the period ended October 31. KPortfolio turnover rate excludes securities received or delivered in-kind. LTotal distributions of $.15 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.015 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class K

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011 G	2010 K	2009 K	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 34.77	$ 28.50	$ 22.23	$ 23.70	$ 20.00	$ 18.81	$ 27.80
Income from Investment Operations
Net investment income (loss) D	.15	.33	.27	.19	.20	.18	.06
Net realized and unrealized gain (loss)	3.94	6.28	6.19	(1.47)	3.69	1.27	(9.05)
Total from investment operations	4.09	6.61	6.46	(1.28)	3.89	1.45	(8.99)
Distributions from net investment income	(.31)	(.30)	(.17)	(.19)	(.19)	(.26)	-
Distributions from net realized gain	(1.99)	(.04)	(.02)	-	-	-	-
Total distributions	(2.30)	(.34)	(.19)	(.19)	(.19)	(.26)	-
Net asset value, end of period	$ 36.56	$ 34.77	$ 28.50	$ 22.23	$ 23.70	$ 20.00	$ 18.81
Total Return B,C	12.24%	23.47%	29.18%	(5.50)%	19.54%	8.00%	(32.34)%
Ratios to Average Net Assets E,I
Expenses before reductions	.58% A	.61%	.61%	.62% A	.68%	.65%	.79% A
Expenses net of fee waivers, if any	.58% A	.61%	.61%	.62% A	.68%	.65%	.79% A
Expenses net of all reductions	.57% A	.59%	.59%	.60% A	.66%	.65%	.78% A
Net investment income (loss)	.83% A	1.06%	1.02%	.81% A	.91%	1.04%	.63% A
Supplemental Data
Net assets, end of period (in millions)	$ 112	$ 105	$ 47	$ 34	$ 36	$ 22	$ 35
Portfolio turnover rate F	11% A	8% J,L	21%	9% A	147% L	109%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the eleven month period ended September 30. The Fund changed its fiscal year from October 31 to September 30, effective September 30, 2011. HFor the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KFor the period ended October 31. LPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 34.72	$ 27.78
Income from Investment Operations
Net investment income (loss) D	.12	.25
Net realized and unrealized gain (loss)	3.93	6.79
Total from investment operations	4.05	7.04
Distributions from net investment income	(.25)	(.08)
Distributions from net realized gain	(1.99)	(.02)
Total distributions	(2.23) K	(.10)
Net asset value, end of period	$ 36.54	$ 34.72
Total Return B,C	12.14%	25.43%
Ratios to Average Net Assets E,H
Expenses before reductions	.74% A	.78% A
Expenses net of fee waivers, if any	.74% A	.78% A
Expenses net of all reductions	.74% A	.76% A
Net investment income (loss)	.66% A	.87% A
Supplemental Data
Net assets, end of period (in millions)	$ 346	$ 297
Portfolio turnover rate F	11% A	8% I,J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period October 23, 2012 (commencement of sale of shares) to September 30, 2013. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JPortfolio turnover rate excludes securities received or delivered in-kind. KTotal distributions of $2.23 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $1.987 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 34.73	$ 34.24
Income from Investment Operations
Net investment income (loss) D	.15	.06
Net realized and unrealized gain (loss)	3.92	.43
Total from investment operations	4.07	.49
Distributions from net investment income	(.32)	-
Distributions from net realized gain	(1.99)	-
Total distributions	(2.30) K	-
Net asset value, end of period	$ 36.50	$ 34.73
Total Return B,C	12.22%	1.43%
Ratios to Average Net Assets E,H
Expenses before reductions	.58% A	.61% A
Expenses net of fee waivers, if any	.58% A	.61% A
Expenses net of all reductions	.58% A	.59% A
Net investment income (loss)	.83% A	1.36% A
Supplemental Data
Net asset value, end of period (000 omitted)	114	101
Portfolio turnover rate F	11% A	8% I,J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period August 13, 2013 (commencement of sale of shares) to September 30, 2013. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JPortfolio turnover rate excludes securities received or delivered in-kind. KTotal distributions of $2.30 per share is comprised of distributions from net investment income of $.315 and distributions from net realized gain of $1.987 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Stock Selector All Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector All Cap, Class K, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than 0.01% to 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,406,795
Gross unrealized depreciation	(1,364)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,405,431

Tax cost	$ 2,995,217

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration:
2016	$ (9,858)
2017	(42,130)
Total capital loss carryforward	$ (51,988)

The Fund acquired $51,988 of its capital loss carryforward as part of mergers in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $20,679 per year.

4. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares aggregated $384,061 and $220,179, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Stock Selector All Cap Fund as compared to its benchmark index, the S&P 500® Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .49% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 288	$ 5
Class T	.25%	.25%	340	3
Class B	.75%	.25%	61	46
Class C	.75%	.25%	344	21
			$ 1,033	$ 75

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13
Class T	6
Class B*	7
Class C*	1
$ 27

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 264.23
Class T	163.24
Class B	19.30
Class C	86.25
Stock Selector All Cap	2,184.14
Class K	25.05
Institutional Class	325.21
Class Z	0**	.05
	$ 3,066

* Annualized

** Amount represents twenty-five dollars.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund and the Equity Central Funds include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $39 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of three hundred ninety-six dollars.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2014	Year ended September 30, 2013 A
From net investment income
Class A	$ 1,040	$ 411
Class T	312	188
Class B	-	11
Class C	-	39
Stock Selector All Cap	23,046	22,500
Class K	928	490
Institutional Class	2,051	776
Class Z	1	-
Total	$ 27,378	$ 24,415

From net realized gain
Class A	$ 12,678	$ 122
Class T	7,374	70
Class B	678	8
Class C	3,677	27
Stock Selector All Cap	167,747	2,907
Class K	5,966	56
Institutional Class	16,631	192
Class Z	6	-
Total	$ 214,757	$ 3,382

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 23, 2012, (commencement of sale of shares) to September 30, 2013.

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013 A, B	Six months ended March 31, 2014	Year ended September 30, 2013 A, B

Class A
Shares sold	375	657	$ 13,385	$ 20,426
Issued in exchange for shares of Fidelity 130/30 Large Cap Fund	-	53	-	1,661
Issued in exchange for shares of Fidelity Advisor Stock Selector All Cap Fund	-	6,392	-	177,562
Issued in exchange for shares of Fidelity Advisor Strategic Growth Fund	-	686	-	21,621
Issued in exchange for shares of Fidelity Large Cap Growth Fund	-	448	-	14,128
Issued in exchange for shares of Fidelity Tax Managed Stock Fund...	-	241	-	7,592
Reinvestment of distributions	385	18	13,099	511
Shares redeemed	(961)	(1,977)	(34,182)	(61,087)
Net increase (decrease)	(201)	6,518	$ (7,698)	$ 182,414
Class T
Shares sold	135	267	$ 4,821	$ 8,363
Issued in exchange for shares of Fidelity 130/30 Large Cap Fund	-	31	-	985
Issued in exchange for shares of Fidelity Advisor Stock Selector All Cap Fund	-	3,617	-	100,480
Issued in exchange for shares of Fidelity Advisor Strategic Growth Fund	-	360	-	11,350
Issued in exchange for shares of Fidelity Large Cap Growth Fund	-	196	-	6,157
Issued in exchange for shares of Fidelity Tax Managed Stock Fund	-	124	-	3,891
Reinvestment of distributions	219	9	7,437	247
Shares redeemed	(366)	(819)	(13,047)	(25,138)
Net increase (decrease)	(12)	3,785	$ (789)	$ 106,335

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013 A, B	Six months ended March 31, 2014	Year ended September 30, 2013 A, B
Class B
Shares sold	1	7	$ 37	$ 251
Issued in exchange for shares of Fidelity 130/30 Large Cap Fund	-	12	-	372
Issued in exchange for shares of Fidelity Advisor Stock Selector All Cap Fund	-	432	-	11,996
Issued in exchange for shares of Fidelity Advisor Strategic Growth Fund	-	39	-	1,226
Issued in exchange for shares of Fidelity Large Cap Growth Fund	-	45	-	1,402
Issued in exchange for shares of Fidelity Tax Managed Stock Fund	-	20	-	614
Reinvestment of distributions	18	1	614	18
Shares redeemed	(109)	(169)	(3,866)	(5,331)
Net increase (decrease)	(90)	387	$ (3,215)	$ 10,548
Class C
Shares sold	94	122	$ 3,318	$ 3,833
Issued in exchange for shares of Fidelity 130/30 Large Cap Fund	-	35	-	1,092
Issued in exchange for shares of Fidelity Advisor Stock Selector All Cap Fund	-	1,407	-	39,072
Issued in exchange for shares of Fidelity Advisor Strategic Growth Fund	-	242	-	7,604
Issued in exchange for shares of Fidelity Large Cap Growth Fund	-	246	-	7,718
Issued in exchange for shares of Fidelity Tax Managed Stock Fund	-	81	-	2,547
Reinvestment of distributions	96	2	3,260	59
Shares redeemed	(134)	(241)	(4,756)	(7,375)
Net increase (decrease)	56	1,894	$ 1,822	$ 54,550

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013 A, B	Six months ended March 31, 2014	Year ended September 30, 2013 A, B
Stock Selector All Cap
Shares sold	12,349	7,716	$ 443,470	$ 278,216
Issued in exchange for shares of Fidelity 130/30 Large Cap Fund	-	564	-	17,803
Issued in exchange for shares of Fidelity Large Cap Growth Fund	-	4,124	-	130,279
Issued in exchange for shares of Fidelity Tax Managed Stock Fund	-	1,893	-	59,813
Reinvestment of distributions	5,514	894	187,708	25,085
Shares redeemed	(7,347)	(13,117)	(264,471)	(461,605)
Net increase (decrease)	10,516	2,074	$ 366,707	$ 49,591
Class K
Shares sold	241	1,966	$ 8,638	$ 62,070
Reinvestment of distributions	203	19	6,894	546
Shares redeemed	(421)	(615)	(14,943)	(19,796)
Net increase (decrease)	23	1,370	$ 589	$ 42,820
Institutional Class
Shares sold	1,078	892	$ 39,001	$ 27,516
Issued in exchange for shares of Fidelity 130/30 Large Cap Fund	-	3	-	86
Issued in exchange for shares of Fidelity Advisor Stock Selector All Cap Fund	-	9,736	-	270,464
Issued in exchange for shares of Fidelity Advisor Strategic Growth Fund	-	52	-	1,649
Issued in exchange for shares of Fidelity Large Cap Growth Fund	-	122	-	3,838
Issued in exchange for shares of Fidelity Tax Managed Stock Fund	-	32	-	1,016
Reinvestment of distributions	540	34	18,397	955
Shares redeemed	(711)	(2,320)	(25,549)	(72,358)
Net increase (decrease)	907	8,551	$ 31,849	$ 233,166

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013 A, B	Six months ended March 31, 2014	Year ended September 30, 2013 A, B
Class Z
Shares sold	-	3	-	$ 100
Reinvestment of distributions	0*	-	7	-
Net increase (decrease)	0*	3	$ 7	$ 100

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 23, 2012 (commencement of sale of shares) to September 30, 2013.

B Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to September 30, 2013.

* Amount represents less than 1,000 shares.

10. Merger Information.

On October 26, 2012, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor® Stock Selector All Cap Fund ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Board of Trustees ("The Board") on March 14, 2012. In addition, the Board approved the creation of additional classes of shares that commenced operations on October 23, 2012. The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Fund at their net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $599,574, including securities of $600,112 and unrealized appreciation of $108,565, were combined with the Fund's net assets of $2,356,214 for total net assets after the acquisition of $2,955,788.

On June 21, 2013, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity 130/30 Large Cap Fund, Fidelity Advisor Strategic Growth Fund, Fidelity Large Cap Growth Fund and Fidelity Tax Managed Stock Fund ("Target Funds") pursuant to agreements and plans of reorganization approved by the Board of Trustees ("The Board") on November 14, 2012. The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Funds at their net asset value on the acquisition date. The reorganization provides shareholders of the Target Funds access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Funds' net assets of $21,999, including securities of $21,969 and unrealized

Semiannual Report

10. Merger Information - continued

depreciation of $(344) for Fidelity 130/30 Large Cap Fund; and net assets of $43,450, including securities of $43,568 and unrealized appreciation of $1,310 for Fidelity Advisor Strategic Growth Fund; and net assets of $163,522, including securities of $163,249 and unrealized appreciation of $3,672 for Fidelity Large Cap Growth Fund; and net assets of $75,473, including securities of $75,390 and unrealized depreciation of $(1,483) for Fidelity Tax Managed Stock Fund; were combined with the Fund's net assets of $3,262,556 for total net assets after the acquisition of $3,567,000.

Pro forma results of operations of the combined entity for the entire period ended September 30, 2013, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition dates), are as follows:

Net investment income (loss)	$ 31,218
Total net realized gain (loss)	227,999
Total change in net unrealized appreciation (depreciation)	493,669
Net increase (decrease) in net assets resulting from operations	$ 752,886

Because the combined investment portfolios have been managed as a single portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fund's accompanying Statement of Operations since October 26, 2012 and June 21, 2013, respectively.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned approximately 37% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FSS-USAN-0514
1.784916.111

Fidelity®

Stock Selector All Cap Fund -
Class K

Semiannual Report

March 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Class A	1.01%
Actual		$ 1,000.00	$ 1,120.00	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.90	$ 5.09
Class T	1.27%
Actual		$ 1,000.00	$ 1,118.60	$ 6.71
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.39
Class B	1.83%
Actual		$ 1,000.00	$ 1,115.20	$ 9.65
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.20
Class C	1.78%
Actual		$ 1,000.00	$ 1,115.80	$ 9.39
HypotheticalA		$ 1,000.00	$ 1,016.06	$ 8.95
Stock Selector All Cap	.67%
Actual		$ 1,000.00	$ 1,121.60	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.59	$ 3.38
Class K	.58%
Actual		$ 1,000.00	$ 1,122.40	$ 3.07
HypotheticalA		$ 1,000.00	$ 1,022.04	$ 2.92
Institutional Class	.74%
Actual		$ 1,000.00	$ 1,121.40	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,021.24	$ 3.73
Class Z	.58%
Actual		$ 1,000.00	$ 1,122.20	$ 3.07
HypotheticalA		$ 1,000.00	$ 1,022.04	$ 2.92

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than 0.01% to 0.01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.
Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	1.9	1.7
Apple, Inc.	1.5	0.9
British American Tobacco PLC sponsored ADR	1.3	1.5
Exxon Mobil Corp.	1.3	1.2
The Coca-Cola Co.	1.1	1.2
Microsoft Corp.	1.0	0.1
Facebook, Inc. Class A	1.0	0.2
Procter & Gamble Co.	1.0	1.2
Bank of America Corp.	1.0	0.9
Chevron Corp.	1.0	0.8
	12.1
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.9	17.2
Financials	15.9	15.7
Health Care	13.1	13.1
Consumer Discretionary	11.7	12.6
Industrials	10.4	10.4
At period end, investments in foreign securities, including the Fund's pro-rata share of Fidelity's Equity Central Funds, was 14.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in the underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (b)	2,370,165	$ 505,628
Fidelity Consumer Staples Central Fund (b)	2,211,872	427,024
Fidelity Energy Central Fund (b)	2,640,478	404,019
Fidelity Financials Central Fund (b)	9,570,757	781,548
Fidelity Health Care Central Fund (b)	2,112,716	587,039
Fidelity Industrials Central Fund (b)	2,015,961	443,693
Fidelity Information Technology Central Fund (b)	3,271,683	810,592
Fidelity Materials Central Fund (b)	679,634	156,656
Fidelity Telecom Services Central Fund (b)	683,183	110,730
Fidelity Utilities Central Fund (b)	1,153,854	173,378
TOTAL EQUITY CENTRAL FUNDS (Cost $2,994,876)		4,400,307
Money Market Central Funds - 0.0%

Fidelity Cash Central Fund, 0.10% (a) (Cost $341)	340,721	341
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,995,217)		4,400,648
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,578)
NET ASSETS - 100%		$ 4,398,070
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ -*
Fidelity Consumer Discretionary Central Fund	2,248
Fidelity Consumer Staples Central Fund	5,610
Fidelity Energy Central Fund	2,696
Fidelity Financials Central Fund	5,649
Fidelity Health Care Central Fund	1,234
Fidelity Industrials Central Fund	2,970
Fidelity Information Technology Central Fund	1,888
Fidelity Materials Central Fund	1,063
Fidelity Telecom Services Central Fund	3,285
Fidelity Utilities Central Fund	1,808
Total	$ 28,451
* Amount represents less than $1,000
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 439,067	$ 52,934	$ 24,174	$ 505,628	35.3%
Fidelity Consumer Staples Central Fund	382,002	34,804	15,519	427,024	39.8%
Fidelity Energy Central Fund	379,161	32,940	29,678	404,019	38.5%
Fidelity Financials Central Fund	641,849	67,603	6,466	781,548	35.1%
Fidelity Health Care Central Fund	494,424	32,408	58,755	587,039	36.4%
Fidelity Industrials Central Fund	388,640	24,805	12,451	443,693	33.9%
Fidelity Information Technology Central Fund	691,773	96,069	57,099	810,592	37.0%
Fidelity Materials Central Fund	127,863	14,688	857	156,656	34.1%
Fidelity Telecom Services Central Fund	111,097	7,464	12,072	110,730	42.3%
Fidelity Utilities Central Fund	134,295	20,346	3,108	173,378	35.9%
Total	$ 3,790,171	$ 384,061	$ 220,179	$ 4,400,307
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.4%
United Kingdom	2.7%
Ireland	1.7%
Cayman Islands	1.7%
Bermuda	1.0%
Others (Individually Less Than 1%)	7.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2014 (Unaudited)

Assets
Investments in Fidelity Central Funds (cost $2,995,217)		$ 4,400,648
Cash		8
Receivable for investments sold		3
Receivable for fund shares sold		76,747
Dividends receivable		7
Prepaid expenses		9
Other receivables		51
Total assets		4,477,473

Liabilities
Payable for investments purchased	$ 70,041
Payable for fund shares redeemed	6,799
Accrued management fee	1,714
Distribution and service plan fees payable	175
Other affiliated payables	617
Other payables and accrued expenses	57
Total liabilities		79,403

Net Assets		$ 4,398,070
Net Assets consist of:
Paid in capital		$ 3,298,204
Undistributed net investment income		6,840
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(312,406)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,405,432
Net Assets		$ 4,398,070

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	March 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($230,537.9 ÷ 6,316.756 shares)	$ 36.50

Maximum offering price per share (100/94.25 of $36.50)	$ 38.73
Class T: Net Asset Value and redemption price per share ($137,564.8 ÷ 3,773.199 shares)	$ 36.46

Maximum offering price per share (100/96.50 of $36.46)	$ 37.78
Class B: Net Asset Value and offering price per share ($10,786.7 ÷ 297.062 shares)A	$ 36.31

Class C: Net Asset Value and offering price per share ($70,826.0 ÷ 1,949.742 shares)A	$ 36.33

Stock Selector All Cap: Net Asset Value, offering price and redemption price per share ($3,491,116.2 ÷ 95,505.774 shares)	$ 36.55

Class K: Net Asset Value, offering price and redemption price per share ($111,519.9 ÷ 3,050.596 shares)	$ 36.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($345,604.5 ÷ 9,457.855 shares)	$ 36.54

Class Z: Net Asset Value, offering price and redemption price per share ($113.8 ÷ 3.118 shares)	$ 36.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended March 31, 2014 (Unaudited)

Investment Income
Income from Fidelity Central Funds		$ 28,451

Expenses
Management fee Basic fee	$ 11,201
Performance adjustment	(1,167)
Transfer agent fees	3,066
Distribution and service plan fees	1,033
Accounting fees and expenses	521
Custodian fees and expenses	1
Independent trustees' compensation	8
Registration fees	152
Audit	23
Legal	27
Miscellaneous	18
Total expenses before reductions	14,883
Expense reductions	(39)	14,844
Net investment income (loss)		13,607
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	357
Fidelity Central Funds	40,531
Total net realized gain (loss)		40,888
Change in net unrealized appreciation (depreciation) on: Investment securities		405,722
Net gain (loss)		446,610
Net increase (decrease) in net assets resulting from operations		$ 460,217

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,607	$ 29,360
Net realized gain (loss)	40,888	160,896
Change in net unrealized appreciation (depreciation)	405,722	540,024
Net increase (decrease) in net assets resulting from operations	460,217	730,280
Distributions to shareholders from net investment income	(27,378)	(24,415)
Distributions to shareholders from net realized gain	(214,757)	(3,382)
Total distributions	(242,135)	(27,797)
Share transactions - net increase (decrease)	389,272	679,524
Total increase (decrease) in net assets	607,354	1,382,007

Net Assets
Beginning of period	3,790,716	2,408,709
End of period (including undistributed net investment income of $6,840 and undistributed net investment income of $20,611, respectively)	$ 4,398,070	$ 3,790,716

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 34.65	$ 27.78
Income from Investment Operations
Net investment income (loss) E	.07	.17
Net realized and unrealized gain (loss)	3.93	6.79
Total from investment operations	4.00	6.96
Distributions from net investment income	(.16)	(.07)
Distributions from net realized gain	(1.99)	(.02)
Total distributions	(2.15)	(.09)
Net asset value, end of period	$ 36.50	$ 34.65
Total Return B,C,D	12.00%	25.12%
Ratios to Average Net Assets F,I
Expenses before reductions	1.01% A	1.06% A
Expenses net of fee waivers, if any	1.01% A	1.06% A
Expenses net of all reductions	1.01% A	1.04% A
Net investment income (loss)	.39% A	.59% A
Supplemental Data
Net assets, end of period (in millions)	$ 231	$ 226
Portfolio turnover rate G	11% A	8% J,K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period October 23, 2012 (commencement of sale of shares) to September 30, 2013. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 34.58	$ 27.78
Income from Investment Operations
Net investment income (loss) E	.02	.10
Net realized and unrealized gain (loss)	3.93	6.77
Total from investment operations	3.95	6.87
Distributions from net investment income	(.08)	(.05)
Distributions from net realized gain	(1.99)	(.02)
Total distributions	(2.07)	(.07)
Net asset value, end of period	$ 36.46	$ 34.58
Total Return B,C,D	11.86%	24.81%
Ratios to Average Net Assets F,I
Expenses before reductions	1.27% A	1.32% A
Expenses net of fee waivers, if any	1.27% A	1.31% A
Expenses net of all reductions	1.27% A	1.29% A
Net investment income (loss)	.13% A	.34% A
Supplemental Data
Net assets, end of period (in millions)	$ 138	$ 131
Portfolio turnover rate G	11% A	8% J,K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period October 23, 2012 (commencement of sale of shares) to September 30, 2013. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 34.44	$ 27.78
Income from Investment Operations
Net investment income (loss) E	(.08)	(.06)
Net realized and unrealized gain (loss)	3.91	6.77
Total from investment operations	3.83	6.71
Distributions from net investment income	-	(.03)
Distributions from net realized gain	(1.96)	(.02)
Total distributions	(1.96)	(.05)
Net asset value, end of period	$ 36.31	$ 34.44
Total Return B,C,D	11.52%	24.18%
Ratios to Average Net Assets F,I
Expenses before reductions	1.83% A	1.86% A
Expenses net of fee waivers, if any	1.83% A	1.86% A
Expenses net of all reductions	1.83% A	1.84% A
Net investment income (loss)	(.43)% A	(.21)% A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 13
Portfolio turnover rate G	11% A	8% J,K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period October 23, 2012 (commencement of sale of shares) to September 30, 2013. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 34.44	$ 27.78
Income from Investment Operations
Net investment income (loss) E	(.07)	(.05)
Net realized and unrealized gain (loss)	3.92	6.76
Total from investment operations	3.85	6.71
Distributions from net investment income	-	(.03)
Distributions from net realized gain	(1.96)	(.02)
Total distributions	(1.96)	(.05)
Net asset value, end of period	$ 36.33	$ 34.44
Total Return B,C,D	11.58%	24.19%
Ratios to Average Net Assets F,I
Expenses before reductions	1.78% A	1.84% A
Expenses net of fee waivers, if any	1.78% A	1.84% A
Expenses net of all reductions	1.78% A	1.82% A
Net investment income (loss)	(.38)% A	(.18)% A
Supplemental Data
Net assets, end of period (in millions)	$ 71	$ 65
Portfolio turnover rate G	11% A	8% J,K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period October 23, 2012 (commencement of sale of shares) to September 30, 2013. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector All Cap

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011 G	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 34.75	$ 28.48	$ 22.21	$ 23.68	$ 19.98	$ 18.79	$ 32.37
Income from Investment Operations
Net investment income (loss) D	.13	.30	.24	.15	.16	.14	.20
Net realized and unrealized gain (loss)	3.93	6.28	6.18	(1.48)	3.69	1.27	(12.14)
Total from investment operations	4.06	6.58	6.42	(1.33)	3.85	1.41	(11.94)
Distributions from net investment income	(.27)	(.27)	(.14)	(.14)	(.15)	(.22)	(.16)
Distributions from net realized gain	(1.99)	(.04)	(.02)	-	-	-	(1.48)
Total distributions	(2.26)	(.31)	(.15) L	(.14)	(.15)	(.22)	(1.64)
Net asset value, end of period	$ 36.55	$ 34.75	$ 28.48	$ 22.21	$ 23.68	$ 19.98	$ 18.79
Total Return B,C	12.16%	23.36%	29.02%	(5.68)%	19.35%	7.77%	(38.78)%
Ratios to Average Net Assets E,H
Expenses before reductions	.67% A	.71%	.72%	.80% A	.87%	.87%	.93%
Expenses net of fee waivers, if any	.67% A	.71%	.72%	.80% A	.87%	.87%	.93%
Expenses net of all reductions	.67% A	.69%	.71%	.78% A	.86%	.87%	.93%
Net investment income (loss)	.74% A	.96%	.90%	.64% A	.72%	.82%	.77%
Supplemental Data
Net assets, end of period (in millions)	$ 3,491	$ 2,953	$ 2,361	$ 1,247	$ 730	$ 552	$ 698
Portfolio turnover rate F	11% A	8% I,K	21%	9% A	147% K	109%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the eleven month period ended September 30. The Fund changed its fiscal year from October 31 to September 30, effective September 30, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JFor the period ended October 31. KPortfolio turnover rate excludes securities received or delivered in-kind. LTotal distributions of $.15 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.015 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class K

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011 G	2010 K	2009 K	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 34.77	$ 28.50	$ 22.23	$ 23.70	$ 20.00	$ 18.81	$ 27.80
Income from Investment Operations
Net investment income (loss) D	.15	.33	.27	.19	.20	.18	.06
Net realized and unrealized gain (loss)	3.94	6.28	6.19	(1.47)	3.69	1.27	(9.05)
Total from investment operations	4.09	6.61	6.46	(1.28)	3.89	1.45	(8.99)
Distributions from net investment income	(.31)	(.30)	(.17)	(.19)	(.19)	(.26)	-
Distributions from net realized gain	(1.99)	(.04)	(.02)	-	-	-	-
Total distributions	(2.30)	(.34)	(.19)	(.19)	(.19)	(.26)	-
Net asset value, end of period	$ 36.56	$ 34.77	$ 28.50	$ 22.23	$ 23.70	$ 20.00	$ 18.81
Total Return B,C	12.24%	23.47%	29.18%	(5.50)%	19.54%	8.00%	(32.34)%
Ratios to Average Net Assets E,I
Expenses before reductions	.58% A	.61%	.61%	.62% A	.68%	.65%	.79% A
Expenses net of fee waivers, if any	.58% A	.61%	.61%	.62% A	.68%	.65%	.79% A
Expenses net of all reductions	.57% A	.59%	.59%	.60% A	.66%	.65%	.78% A
Net investment income (loss)	.83% A	1.06%	1.02%	.81% A	.91%	1.04%	.63% A
Supplemental Data
Net assets, end of period (in millions)	$ 112	$ 105	$ 47	$ 34	$ 36	$ 22	$ 35
Portfolio turnover rate F	11% A	8% J,L	21%	9% A	147% L	109%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the eleven month period ended September 30. The Fund changed its fiscal year from October 31 to September 30, effective September 30, 2011. HFor the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KFor the period ended October 31. LPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 34.72	$ 27.78
Income from Investment Operations
Net investment income (loss) D	.12	.25
Net realized and unrealized gain (loss)	3.93	6.79
Total from investment operations	4.05	7.04
Distributions from net investment income	(.25)	(.08)
Distributions from net realized gain	(1.99)	(.02)
Total distributions	(2.23) K	(.10)
Net asset value, end of period	$ 36.54	$ 34.72
Total Return B,C	12.14%	25.43%
Ratios to Average Net Assets E,H
Expenses before reductions	.74% A	.78% A
Expenses net of fee waivers, if any	.74% A	.78% A
Expenses net of all reductions	.74% A	.76% A
Net investment income (loss)	.66% A	.87% A
Supplemental Data
Net assets, end of period (in millions)	$ 346	$ 297
Portfolio turnover rate F	11% A	8% I,J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period October 23, 2012 (commencement of sale of shares) to September 30, 2013. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JPortfolio turnover rate excludes securities received or delivered in-kind. KTotal distributions of $2.23 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $1.987 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 34.73	$ 34.24
Income from Investment Operations
Net investment income (loss) D	.15	.06
Net realized and unrealized gain (loss)	3.92	.43
Total from investment operations	4.07	.49
Distributions from net investment income	(.32)	-
Distributions from net realized gain	(1.99)	-
Total distributions	(2.30) K	-
Net asset value, end of period	$ 36.50	$ 34.73
Total Return B,C	12.22%	1.43%
Ratios to Average Net Assets E,H
Expenses before reductions	.58% A	.61% A
Expenses net of fee waivers, if any	.58% A	.61% A
Expenses net of all reductions	.58% A	.59% A
Net investment income (loss)	.83% A	1.36% A
Supplemental Data
Net asset value, end of period (000 omitted)	114	101
Portfolio turnover rate F	11% A	8% I,J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period August 13, 2013 (commencement of sale of shares) to September 30, 2013. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JPortfolio turnover rate excludes securities received or delivered in-kind. KTotal distributions of $2.30 per share is comprised of distributions from net investment income of $.315 and distributions from net realized gain of $1.987 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Stock Selector All Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector All Cap, Class K, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than 0.01% to 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,406,795
Gross unrealized depreciation	(1,364)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,405,431

Tax cost	$ 2,995,217

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration:
2016	$ (9,858)
2017	(42,130)
Total capital loss carryforward	$ (51,988)

The Fund acquired $51,988 of its capital loss carryforward as part of mergers in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $20,679 per year.

4. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares aggregated $384,061 and $220,179, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Stock Selector All Cap Fund as compared to its benchmark index, the S&P 500® Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .49% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 288	$ 5
Class T	.25%	.25%	340	3
Class B	.75%	.25%	61	46
Class C	.75%	.25%	344	21
			$ 1,033	$ 75

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13
Class T	6
Class B*	7
Class C*	1
$ 27

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 264.23
Class T	163.24
Class B	19.30
Class C	86.25
Stock Selector All Cap	2,184.14
Class K	25.05
Institutional Class	325.21
Class Z	0**	.05
	$ 3,066

* Annualized

** Amount represents twenty-five dollars.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund and the Equity Central Funds include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $39 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of three hundred ninety-six dollars.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2014	Year ended September 30, 2013 A
From net investment income
Class A	$ 1,040	$ 411
Class T	312	188
Class B	-	11
Class C	-	39
Stock Selector All Cap	23,046	22,500
Class K	928	490
Institutional Class	2,051	776
Class Z	1	-
Total	$ 27,378	$ 24,415

From net realized gain
Class A	$ 12,678	$ 122
Class T	7,374	70
Class B	678	8
Class C	3,677	27
Stock Selector All Cap	167,747	2,907
Class K	5,966	56
Institutional Class	16,631	192
Class Z	6	-
Total	$ 214,757	$ 3,382

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 23, 2012, (commencement of sale of shares) to September 30, 2013.

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013 A, B	Six months ended March 31, 2014	Year ended September 30, 2013 A, B

Class A
Shares sold	375	657	$ 13,385	$ 20,426
Issued in exchange for shares of Fidelity 130/30 Large Cap Fund	-	53	-	1,661
Issued in exchange for shares of Fidelity Advisor Stock Selector All Cap Fund	-	6,392	-	177,562
Issued in exchange for shares of Fidelity Advisor Strategic Growth Fund	-	686	-	21,621
Issued in exchange for shares of Fidelity Large Cap Growth Fund	-	448	-	14,128
Issued in exchange for shares of Fidelity Tax Managed Stock Fund...	-	241	-	7,592
Reinvestment of distributions	385	18	13,099	511
Shares redeemed	(961)	(1,977)	(34,182)	(61,087)
Net increase (decrease)	(201)	6,518	$ (7,698)	$ 182,414
Class T
Shares sold	135	267	$ 4,821	$ 8,363
Issued in exchange for shares of Fidelity 130/30 Large Cap Fund	-	31	-	985
Issued in exchange for shares of Fidelity Advisor Stock Selector All Cap Fund	-	3,617	-	100,480
Issued in exchange for shares of Fidelity Advisor Strategic Growth Fund	-	360	-	11,350
Issued in exchange for shares of Fidelity Large Cap Growth Fund	-	196	-	6,157
Issued in exchange for shares of Fidelity Tax Managed Stock Fund	-	124	-	3,891
Reinvestment of distributions	219	9	7,437	247
Shares redeemed	(366)	(819)	(13,047)	(25,138)
Net increase (decrease)	(12)	3,785	$ (789)	$ 106,335

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013 A, B	Six months ended March 31, 2014	Year ended September 30, 2013 A, B
Class B
Shares sold	1	7	$ 37	$ 251
Issued in exchange for shares of Fidelity 130/30 Large Cap Fund	-	12	-	372
Issued in exchange for shares of Fidelity Advisor Stock Selector All Cap Fund	-	432	-	11,996
Issued in exchange for shares of Fidelity Advisor Strategic Growth Fund	-	39	-	1,226
Issued in exchange for shares of Fidelity Large Cap Growth Fund	-	45	-	1,402
Issued in exchange for shares of Fidelity Tax Managed Stock Fund	-	20	-	614
Reinvestment of distributions	18	1	614	18
Shares redeemed	(109)	(169)	(3,866)	(5,331)
Net increase (decrease)	(90)	387	$ (3,215)	$ 10,548
Class C
Shares sold	94	122	$ 3,318	$ 3,833
Issued in exchange for shares of Fidelity 130/30 Large Cap Fund	-	35	-	1,092
Issued in exchange for shares of Fidelity Advisor Stock Selector All Cap Fund	-	1,407	-	39,072
Issued in exchange for shares of Fidelity Advisor Strategic Growth Fund	-	242	-	7,604
Issued in exchange for shares of Fidelity Large Cap Growth Fund	-	246	-	7,718
Issued in exchange for shares of Fidelity Tax Managed Stock Fund	-	81	-	2,547
Reinvestment of distributions	96	2	3,260	59
Shares redeemed	(134)	(241)	(4,756)	(7,375)
Net increase (decrease)	56	1,894	$ 1,822	$ 54,550

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013 A, B	Six months ended March 31, 2014	Year ended September 30, 2013 A, B
Stock Selector All Cap
Shares sold	12,349	7,716	$ 443,470	$ 278,216
Issued in exchange for shares of Fidelity 130/30 Large Cap Fund	-	564	-	17,803
Issued in exchange for shares of Fidelity Large Cap Growth Fund	-	4,124	-	130,279
Issued in exchange for shares of Fidelity Tax Managed Stock Fund	-	1,893	-	59,813
Reinvestment of distributions	5,514	894	187,708	25,085
Shares redeemed	(7,347)	(13,117)	(264,471)	(461,605)
Net increase (decrease)	10,516	2,074	$ 366,707	$ 49,591
Class K
Shares sold	241	1,966	$ 8,638	$ 62,070
Reinvestment of distributions	203	19	6,894	546
Shares redeemed	(421)	(615)	(14,943)	(19,796)
Net increase (decrease)	23	1,370	$ 589	$ 42,820
Institutional Class
Shares sold	1,078	892	$ 39,001	$ 27,516
Issued in exchange for shares of Fidelity 130/30 Large Cap Fund	-	3	-	86
Issued in exchange for shares of Fidelity Advisor Stock Selector All Cap Fund	-	9,736	-	270,464
Issued in exchange for shares of Fidelity Advisor Strategic Growth Fund	-	52	-	1,649
Issued in exchange for shares of Fidelity Large Cap Growth Fund	-	122	-	3,838
Issued in exchange for shares of Fidelity Tax Managed Stock Fund	-	32	-	1,016
Reinvestment of distributions	540	34	18,397	955
Shares redeemed	(711)	(2,320)	(25,549)	(72,358)
Net increase (decrease)	907	8,551	$ 31,849	$ 233,166

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013 A, B	Six months ended March 31, 2014	Year ended September 30, 2013 A, B
Class Z
Shares sold	-	3	-	$ 100
Reinvestment of distributions	0*	-	7	-
Net increase (decrease)	0*	3	$ 7	$ 100

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 23, 2012 (commencement of sale of shares) to September 30, 2013.

B Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to September 30, 2013.

* Amount represents less than 1,000 shares.

10. Merger Information.

On October 26, 2012, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor® Stock Selector All Cap Fund ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Board of Trustees ("The Board") on March 14, 2012. In addition, the Board approved the creation of additional classes of shares that commenced operations on October 23, 2012. The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Fund at their net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $599,574, including securities of $600,112 and unrealized appreciation of $108,565, were combined with the Fund's net assets of $2,356,214 for total net assets after the acquisition of $2,955,788.

On June 21, 2013, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity 130/30 Large Cap Fund, Fidelity Advisor Strategic Growth Fund, Fidelity Large Cap Growth Fund and Fidelity Tax Managed Stock Fund ("Target Funds") pursuant to agreements and plans of reorganization approved by the Board of Trustees ("The Board") on November 14, 2012. The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Funds at their net asset value on the acquisition date. The reorganization provides shareholders of the Target Funds access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Funds' net assets of $21,999, including securities of $21,969 and unrealized

Semiannual Report

10. Merger Information - continued

depreciation of $(344) for Fidelity 130/30 Large Cap Fund; and net assets of $43,450, including securities of $43,568 and unrealized appreciation of $1,310 for Fidelity Advisor Strategic Growth Fund; and net assets of $163,522, including securities of $163,249 and unrealized appreciation of $3,672 for Fidelity Large Cap Growth Fund; and net assets of $75,473, including securities of $75,390 and unrealized depreciation of $(1,483) for Fidelity Tax Managed Stock Fund; were combined with the Fund's net assets of $3,262,556 for total net assets after the acquisition of $3,567,000.

Pro forma results of operations of the combined entity for the entire period ended September 30, 2013, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition dates), are as follows:

Net investment income (loss)	$ 31,218
Total net realized gain (loss)	227,999
Total change in net unrealized appreciation (depreciation)	493,669
Net increase (decrease) in net assets resulting from operations	$ 752,886

Because the combined investment portfolios have been managed as a single portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fund's accompanying Statement of Operations since October 26, 2012 and June 21, 2013, respectively.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned approximately 37% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FSS-K-USAN-0514
1.863294.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Stock Selector All Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

March 31, 2014

(Fidelity Cover Art)

Class A, Class T,
Class B, and Class C are
classes of Fidelity®
Stock Selector All Cap Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Class A	1.01%
Actual		$ 1,000.00	$ 1,120.00	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.90	$ 5.09
Class T	1.27%
Actual		$ 1,000.00	$ 1,118.60	$ 6.71
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.39
Class B	1.83%
Actual		$ 1,000.00	$ 1,115.20	$ 9.65
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.20
Class C	1.78%
Actual		$ 1,000.00	$ 1,115.80	$ 9.39
HypotheticalA		$ 1,000.00	$ 1,016.06	$ 8.95
Stock Selector All Cap	.67%
Actual		$ 1,000.00	$ 1,121.60	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.59	$ 3.38
Class K	.58%
Actual		$ 1,000.00	$ 1,122.40	$ 3.07
HypotheticalA		$ 1,000.00	$ 1,022.04	$ 2.92
Institutional Class	.74%
Actual		$ 1,000.00	$ 1,121.40	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,021.24	$ 3.73
Class Z	.58%
Actual		$ 1,000.00	$ 1,122.20	$ 3.07
HypotheticalA		$ 1,000.00	$ 1,022.04	$ 2.92

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than 0.01% to 0.01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.
Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	1.9	1.7
Apple, Inc.	1.5	0.9
British American Tobacco PLC sponsored ADR	1.3	1.5
Exxon Mobil Corp.	1.3	1.2
The Coca-Cola Co.	1.1	1.2
Microsoft Corp.	1.0	0.1
Facebook, Inc. Class A	1.0	0.2
Procter & Gamble Co.	1.0	1.2
Bank of America Corp.	1.0	0.9
Chevron Corp.	1.0	0.8
	12.1
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.9	17.2
Financials	15.9	15.7
Health Care	13.1	13.1
Consumer Discretionary	11.7	12.6
Industrials	10.4	10.4
At period end, investments in foreign securities, including the Fund's pro-rata share of Fidelity's Equity Central Funds, was 14.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in the underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (b)	2,370,165	$ 505,628
Fidelity Consumer Staples Central Fund (b)	2,211,872	427,024
Fidelity Energy Central Fund (b)	2,640,478	404,019
Fidelity Financials Central Fund (b)	9,570,757	781,548
Fidelity Health Care Central Fund (b)	2,112,716	587,039
Fidelity Industrials Central Fund (b)	2,015,961	443,693
Fidelity Information Technology Central Fund (b)	3,271,683	810,592
Fidelity Materials Central Fund (b)	679,634	156,656
Fidelity Telecom Services Central Fund (b)	683,183	110,730
Fidelity Utilities Central Fund (b)	1,153,854	173,378
TOTAL EQUITY CENTRAL FUNDS (Cost $2,994,876)		4,400,307
Money Market Central Funds - 0.0%

Fidelity Cash Central Fund, 0.10% (a) (Cost $341)	340,721	341
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,995,217)		4,400,648
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,578)
NET ASSETS - 100%		$ 4,398,070
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ -*
Fidelity Consumer Discretionary Central Fund	2,248
Fidelity Consumer Staples Central Fund	5,610
Fidelity Energy Central Fund	2,696
Fidelity Financials Central Fund	5,649
Fidelity Health Care Central Fund	1,234
Fidelity Industrials Central Fund	2,970
Fidelity Information Technology Central Fund	1,888
Fidelity Materials Central Fund	1,063
Fidelity Telecom Services Central Fund	3,285
Fidelity Utilities Central Fund	1,808
Total	$ 28,451
* Amount represents less than $1,000
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 439,067	$ 52,934	$ 24,174	$ 505,628	35.3%
Fidelity Consumer Staples Central Fund	382,002	34,804	15,519	427,024	39.8%
Fidelity Energy Central Fund	379,161	32,940	29,678	404,019	38.5%
Fidelity Financials Central Fund	641,849	67,603	6,466	781,548	35.1%
Fidelity Health Care Central Fund	494,424	32,408	58,755	587,039	36.4%
Fidelity Industrials Central Fund	388,640	24,805	12,451	443,693	33.9%
Fidelity Information Technology Central Fund	691,773	96,069	57,099	810,592	37.0%
Fidelity Materials Central Fund	127,863	14,688	857	156,656	34.1%
Fidelity Telecom Services Central Fund	111,097	7,464	12,072	110,730	42.3%
Fidelity Utilities Central Fund	134,295	20,346	3,108	173,378	35.9%
Total	$ 3,790,171	$ 384,061	$ 220,179	$ 4,400,307
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.4%
United Kingdom	2.7%
Ireland	1.7%
Cayman Islands	1.7%
Bermuda	1.0%
Others (Individually Less Than 1%)	7.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2014 (Unaudited)

Assets
Investments in Fidelity Central Funds (cost $2,995,217)		$ 4,400,648
Cash		8
Receivable for investments sold		3
Receivable for fund shares sold		76,747
Dividends receivable		7
Prepaid expenses		9
Other receivables		51
Total assets		4,477,473

Liabilities
Payable for investments purchased	$ 70,041
Payable for fund shares redeemed	6,799
Accrued management fee	1,714
Distribution and service plan fees payable	175
Other affiliated payables	617
Other payables and accrued expenses	57
Total liabilities		79,403

Net Assets		$ 4,398,070
Net Assets consist of:
Paid in capital		$ 3,298,204
Undistributed net investment income		6,840
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(312,406)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,405,432
Net Assets		$ 4,398,070

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	March 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($230,537.9 ÷ 6,316.756 shares)	$ 36.50

Maximum offering price per share (100/94.25 of $36.50)	$ 38.73
Class T: Net Asset Value and redemption price per share ($137,564.8 ÷ 3,773.199 shares)	$ 36.46

Maximum offering price per share (100/96.50 of $36.46)	$ 37.78
Class B: Net Asset Value and offering price per share ($10,786.7 ÷ 297.062 shares)A	$ 36.31

Class C: Net Asset Value and offering price per share ($70,826.0 ÷ 1,949.742 shares)A	$ 36.33

Stock Selector All Cap: Net Asset Value, offering price and redemption price per share ($3,491,116.2 ÷ 95,505.774 shares)	$ 36.55

Class K: Net Asset Value, offering price and redemption price per share ($111,519.9 ÷ 3,050.596 shares)	$ 36.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($345,604.5 ÷ 9,457.855 shares)	$ 36.54

Class Z: Net Asset Value, offering price and redemption price per share ($113.8 ÷ 3.118 shares)	$ 36.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended March 31, 2014 (Unaudited)

Investment Income
Income from Fidelity Central Funds		$ 28,451

Expenses
Management fee Basic fee	$ 11,201
Performance adjustment	(1,167)
Transfer agent fees	3,066
Distribution and service plan fees	1,033
Accounting fees and expenses	521
Custodian fees and expenses	1
Independent trustees' compensation	8
Registration fees	152
Audit	23
Legal	27
Miscellaneous	18
Total expenses before reductions	14,883
Expense reductions	(39)	14,844
Net investment income (loss)		13,607
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	357
Fidelity Central Funds	40,531
Total net realized gain (loss)		40,888
Change in net unrealized appreciation (depreciation) on: Investment securities		405,722
Net gain (loss)		446,610
Net increase (decrease) in net assets resulting from operations		$ 460,217

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,607	$ 29,360
Net realized gain (loss)	40,888	160,896
Change in net unrealized appreciation (depreciation)	405,722	540,024
Net increase (decrease) in net assets resulting from operations	460,217	730,280
Distributions to shareholders from net investment income	(27,378)	(24,415)
Distributions to shareholders from net realized gain	(214,757)	(3,382)
Total distributions	(242,135)	(27,797)
Share transactions - net increase (decrease)	389,272	679,524
Total increase (decrease) in net assets	607,354	1,382,007

Net Assets
Beginning of period	3,790,716	2,408,709
End of period (including undistributed net investment income of $6,840 and undistributed net investment income of $20,611, respectively)	$ 4,398,070	$ 3,790,716

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 34.65	$ 27.78
Income from Investment Operations
Net investment income (loss) E	.07	.17
Net realized and unrealized gain (loss)	3.93	6.79
Total from investment operations	4.00	6.96
Distributions from net investment income	(.16)	(.07)
Distributions from net realized gain	(1.99)	(.02)
Total distributions	(2.15)	(.09)
Net asset value, end of period	$ 36.50	$ 34.65
Total Return B,C,D	12.00%	25.12%
Ratios to Average Net Assets F,I
Expenses before reductions	1.01% A	1.06% A
Expenses net of fee waivers, if any	1.01% A	1.06% A
Expenses net of all reductions	1.01% A	1.04% A
Net investment income (loss)	.39% A	.59% A
Supplemental Data
Net assets, end of period (in millions)	$ 231	$ 226
Portfolio turnover rate G	11% A	8% J,K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period October 23, 2012 (commencement of sale of shares) to September 30, 2013. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 34.58	$ 27.78
Income from Investment Operations
Net investment income (loss) E	.02	.10
Net realized and unrealized gain (loss)	3.93	6.77
Total from investment operations	3.95	6.87
Distributions from net investment income	(.08)	(.05)
Distributions from net realized gain	(1.99)	(.02)
Total distributions	(2.07)	(.07)
Net asset value, end of period	$ 36.46	$ 34.58
Total Return B,C,D	11.86%	24.81%
Ratios to Average Net Assets F,I
Expenses before reductions	1.27% A	1.32% A
Expenses net of fee waivers, if any	1.27% A	1.31% A
Expenses net of all reductions	1.27% A	1.29% A
Net investment income (loss)	.13% A	.34% A
Supplemental Data
Net assets, end of period (in millions)	$ 138	$ 131
Portfolio turnover rate G	11% A	8% J,K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period October 23, 2012 (commencement of sale of shares) to September 30, 2013. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 34.44	$ 27.78
Income from Investment Operations
Net investment income (loss) E	(.08)	(.06)
Net realized and unrealized gain (loss)	3.91	6.77
Total from investment operations	3.83	6.71
Distributions from net investment income	-	(.03)
Distributions from net realized gain	(1.96)	(.02)
Total distributions	(1.96)	(.05)
Net asset value, end of period	$ 36.31	$ 34.44
Total Return B,C,D	11.52%	24.18%
Ratios to Average Net Assets F,I
Expenses before reductions	1.83% A	1.86% A
Expenses net of fee waivers, if any	1.83% A	1.86% A
Expenses net of all reductions	1.83% A	1.84% A
Net investment income (loss)	(.43)% A	(.21)% A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 13
Portfolio turnover rate G	11% A	8% J,K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period October 23, 2012 (commencement of sale of shares) to September 30, 2013. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 34.44	$ 27.78
Income from Investment Operations
Net investment income (loss) E	(.07)	(.05)
Net realized and unrealized gain (loss)	3.92	6.76
Total from investment operations	3.85	6.71
Distributions from net investment income	-	(.03)
Distributions from net realized gain	(1.96)	(.02)
Total distributions	(1.96)	(.05)
Net asset value, end of period	$ 36.33	$ 34.44
Total Return B,C,D	11.58%	24.19%
Ratios to Average Net Assets F,I
Expenses before reductions	1.78% A	1.84% A
Expenses net of fee waivers, if any	1.78% A	1.84% A
Expenses net of all reductions	1.78% A	1.82% A
Net investment income (loss)	(.38)% A	(.18)% A
Supplemental Data
Net assets, end of period (in millions)	$ 71	$ 65
Portfolio turnover rate G	11% A	8% J,K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period October 23, 2012 (commencement of sale of shares) to September 30, 2013. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector All Cap

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011 G	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 34.75	$ 28.48	$ 22.21	$ 23.68	$ 19.98	$ 18.79	$ 32.37
Income from Investment Operations
Net investment income (loss) D	.13	.30	.24	.15	.16	.14	.20
Net realized and unrealized gain (loss)	3.93	6.28	6.18	(1.48)	3.69	1.27	(12.14)
Total from investment operations	4.06	6.58	6.42	(1.33)	3.85	1.41	(11.94)
Distributions from net investment income	(.27)	(.27)	(.14)	(.14)	(.15)	(.22)	(.16)
Distributions from net realized gain	(1.99)	(.04)	(.02)	-	-	-	(1.48)
Total distributions	(2.26)	(.31)	(.15) L	(.14)	(.15)	(.22)	(1.64)
Net asset value, end of period	$ 36.55	$ 34.75	$ 28.48	$ 22.21	$ 23.68	$ 19.98	$ 18.79
Total Return B,C	12.16%	23.36%	29.02%	(5.68)%	19.35%	7.77%	(38.78)%
Ratios to Average Net Assets E,H
Expenses before reductions	.67% A	.71%	.72%	.80% A	.87%	.87%	.93%
Expenses net of fee waivers, if any	.67% A	.71%	.72%	.80% A	.87%	.87%	.93%
Expenses net of all reductions	.67% A	.69%	.71%	.78% A	.86%	.87%	.93%
Net investment income (loss)	.74% A	.96%	.90%	.64% A	.72%	.82%	.77%
Supplemental Data
Net assets, end of period (in millions)	$ 3,491	$ 2,953	$ 2,361	$ 1,247	$ 730	$ 552	$ 698
Portfolio turnover rate F	11% A	8% I,K	21%	9% A	147% K	109%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the eleven month period ended September 30. The Fund changed its fiscal year from October 31 to September 30, effective September 30, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JFor the period ended October 31. KPortfolio turnover rate excludes securities received or delivered in-kind. LTotal distributions of $.15 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.015 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class K

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011 G	2010 K	2009 K	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 34.77	$ 28.50	$ 22.23	$ 23.70	$ 20.00	$ 18.81	$ 27.80
Income from Investment Operations
Net investment income (loss) D	.15	.33	.27	.19	.20	.18	.06
Net realized and unrealized gain (loss)	3.94	6.28	6.19	(1.47)	3.69	1.27	(9.05)
Total from investment operations	4.09	6.61	6.46	(1.28)	3.89	1.45	(8.99)
Distributions from net investment income	(.31)	(.30)	(.17)	(.19)	(.19)	(.26)	-
Distributions from net realized gain	(1.99)	(.04)	(.02)	-	-	-	-
Total distributions	(2.30)	(.34)	(.19)	(.19)	(.19)	(.26)	-
Net asset value, end of period	$ 36.56	$ 34.77	$ 28.50	$ 22.23	$ 23.70	$ 20.00	$ 18.81
Total Return B,C	12.24%	23.47%	29.18%	(5.50)%	19.54%	8.00%	(32.34)%
Ratios to Average Net Assets E,I
Expenses before reductions	.58% A	.61%	.61%	.62% A	.68%	.65%	.79% A
Expenses net of fee waivers, if any	.58% A	.61%	.61%	.62% A	.68%	.65%	.79% A
Expenses net of all reductions	.57% A	.59%	.59%	.60% A	.66%	.65%	.78% A
Net investment income (loss)	.83% A	1.06%	1.02%	.81% A	.91%	1.04%	.63% A
Supplemental Data
Net assets, end of period (in millions)	$ 112	$ 105	$ 47	$ 34	$ 36	$ 22	$ 35
Portfolio turnover rate F	11% A	8% J,L	21%	9% A	147% L	109%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the eleven month period ended September 30. The Fund changed its fiscal year from October 31 to September 30, effective September 30, 2011. HFor the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KFor the period ended October 31. LPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 34.72	$ 27.78
Income from Investment Operations
Net investment income (loss) D	.12	.25
Net realized and unrealized gain (loss)	3.93	6.79
Total from investment operations	4.05	7.04
Distributions from net investment income	(.25)	(.08)
Distributions from net realized gain	(1.99)	(.02)
Total distributions	(2.23) K	(.10)
Net asset value, end of period	$ 36.54	$ 34.72
Total Return B,C	12.14%	25.43%
Ratios to Average Net Assets E,H
Expenses before reductions	.74% A	.78% A
Expenses net of fee waivers, if any	.74% A	.78% A
Expenses net of all reductions	.74% A	.76% A
Net investment income (loss)	.66% A	.87% A
Supplemental Data
Net assets, end of period (in millions)	$ 346	$ 297
Portfolio turnover rate F	11% A	8% I,J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period October 23, 2012 (commencement of sale of shares) to September 30, 2013. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JPortfolio turnover rate excludes securities received or delivered in-kind. KTotal distributions of $2.23 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $1.987 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 34.73	$ 34.24
Income from Investment Operations
Net investment income (loss) D	.15	.06
Net realized and unrealized gain (loss)	3.92	.43
Total from investment operations	4.07	.49
Distributions from net investment income	(.32)	-
Distributions from net realized gain	(1.99)	-
Total distributions	(2.30) K	-
Net asset value, end of period	$ 36.50	$ 34.73
Total Return B,C	12.22%	1.43%
Ratios to Average Net Assets E,H
Expenses before reductions	.58% A	.61% A
Expenses net of fee waivers, if any	.58% A	.61% A
Expenses net of all reductions	.58% A	.59% A
Net investment income (loss)	.83% A	1.36% A
Supplemental Data
Net asset value, end of period (000 omitted)	114	101
Portfolio turnover rate F	11% A	8% I,J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period August 13, 2013 (commencement of sale of shares) to September 30, 2013. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JPortfolio turnover rate excludes securities received or delivered in-kind. KTotal distributions of $2.30 per share is comprised of distributions from net investment income of $.315 and distributions from net realized gain of $1.987 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Stock Selector All Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector All Cap, Class K, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than 0.01% to 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,406,795
Gross unrealized depreciation	(1,364)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,405,431

Tax cost	$ 2,995,217

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration:
2016	$ (9,858)
2017	(42,130)
Total capital loss carryforward	$ (51,988)

The Fund acquired $51,988 of its capital loss carryforward as part of mergers in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $20,679 per year.

4. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares aggregated $384,061 and $220,179, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Stock Selector All Cap Fund as compared to its benchmark index, the S&P 500® Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .49% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 288	$ 5
Class T	.25%	.25%	340	3
Class B	.75%	.25%	61	46
Class C	.75%	.25%	344	21
			$ 1,033	$ 75

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13
Class T	6
Class B*	7
Class C*	1
$ 27

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 264.23
Class T	163.24
Class B	19.30
Class C	86.25
Stock Selector All Cap	2,184.14
Class K	25.05
Institutional Class	325.21
Class Z	0**	.05
	$ 3,066

* Annualized

** Amount represents twenty-five dollars.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund and the Equity Central Funds include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $39 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of three hundred ninety-six dollars.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2014	Year ended September 30, 2013 A
From net investment income
Class A	$ 1,040	$ 411
Class T	312	188
Class B	-	11
Class C	-	39
Stock Selector All Cap	23,046	22,500
Class K	928	490
Institutional Class	2,051	776
Class Z	1	-
Total	$ 27,378	$ 24,415

From net realized gain
Class A	$ 12,678	$ 122
Class T	7,374	70
Class B	678	8
Class C	3,677	27
Stock Selector All Cap	167,747	2,907
Class K	5,966	56
Institutional Class	16,631	192
Class Z	6	-
Total	$ 214,757	$ 3,382

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 23, 2012, (commencement of sale of shares) to September 30, 2013.

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013 A, B	Six months ended March 31, 2014	Year ended September 30, 2013 A, B

Class A
Shares sold	375	657	$ 13,385	$ 20,426
Issued in exchange for shares of Fidelity 130/30 Large Cap Fund	-	53	-	1,661
Issued in exchange for shares of Fidelity Advisor Stock Selector All Cap Fund	-	6,392	-	177,562
Issued in exchange for shares of Fidelity Advisor Strategic Growth Fund	-	686	-	21,621
Issued in exchange for shares of Fidelity Large Cap Growth Fund	-	448	-	14,128
Issued in exchange for shares of Fidelity Tax Managed Stock Fund...	-	241	-	7,592
Reinvestment of distributions	385	18	13,099	511
Shares redeemed	(961)	(1,977)	(34,182)	(61,087)
Net increase (decrease)	(201)	6,518	$ (7,698)	$ 182,414
Class T
Shares sold	135	267	$ 4,821	$ 8,363
Issued in exchange for shares of Fidelity 130/30 Large Cap Fund	-	31	-	985
Issued in exchange for shares of Fidelity Advisor Stock Selector All Cap Fund	-	3,617	-	100,480
Issued in exchange for shares of Fidelity Advisor Strategic Growth Fund	-	360	-	11,350
Issued in exchange for shares of Fidelity Large Cap Growth Fund	-	196	-	6,157
Issued in exchange for shares of Fidelity Tax Managed Stock Fund	-	124	-	3,891
Reinvestment of distributions	219	9	7,437	247
Shares redeemed	(366)	(819)	(13,047)	(25,138)
Net increase (decrease)	(12)	3,785	$ (789)	$ 106,335

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013 A, B	Six months ended March 31, 2014	Year ended September 30, 2013 A, B
Class B
Shares sold	1	7	$ 37	$ 251
Issued in exchange for shares of Fidelity 130/30 Large Cap Fund	-	12	-	372
Issued in exchange for shares of Fidelity Advisor Stock Selector All Cap Fund	-	432	-	11,996
Issued in exchange for shares of Fidelity Advisor Strategic Growth Fund	-	39	-	1,226
Issued in exchange for shares of Fidelity Large Cap Growth Fund	-	45	-	1,402
Issued in exchange for shares of Fidelity Tax Managed Stock Fund	-	20	-	614
Reinvestment of distributions	18	1	614	18
Shares redeemed	(109)	(169)	(3,866)	(5,331)
Net increase (decrease)	(90)	387	$ (3,215)	$ 10,548
Class C
Shares sold	94	122	$ 3,318	$ 3,833
Issued in exchange for shares of Fidelity 130/30 Large Cap Fund	-	35	-	1,092
Issued in exchange for shares of Fidelity Advisor Stock Selector All Cap Fund	-	1,407	-	39,072
Issued in exchange for shares of Fidelity Advisor Strategic Growth Fund	-	242	-	7,604
Issued in exchange for shares of Fidelity Large Cap Growth Fund	-	246	-	7,718
Issued in exchange for shares of Fidelity Tax Managed Stock Fund	-	81	-	2,547
Reinvestment of distributions	96	2	3,260	59
Shares redeemed	(134)	(241)	(4,756)	(7,375)
Net increase (decrease)	56	1,894	$ 1,822	$ 54,550

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013 A, B	Six months ended March 31, 2014	Year ended September 30, 2013 A, B
Stock Selector All Cap
Shares sold	12,349	7,716	$ 443,470	$ 278,216
Issued in exchange for shares of Fidelity 130/30 Large Cap Fund	-	564	-	17,803
Issued in exchange for shares of Fidelity Large Cap Growth Fund	-	4,124	-	130,279
Issued in exchange for shares of Fidelity Tax Managed Stock Fund	-	1,893	-	59,813
Reinvestment of distributions	5,514	894	187,708	25,085
Shares redeemed	(7,347)	(13,117)	(264,471)	(461,605)
Net increase (decrease)	10,516	2,074	$ 366,707	$ 49,591
Class K
Shares sold	241	1,966	$ 8,638	$ 62,070
Reinvestment of distributions	203	19	6,894	546
Shares redeemed	(421)	(615)	(14,943)	(19,796)
Net increase (decrease)	23	1,370	$ 589	$ 42,820
Institutional Class
Shares sold	1,078	892	$ 39,001	$ 27,516
Issued in exchange for shares of Fidelity 130/30 Large Cap Fund	-	3	-	86
Issued in exchange for shares of Fidelity Advisor Stock Selector All Cap Fund	-	9,736	-	270,464
Issued in exchange for shares of Fidelity Advisor Strategic Growth Fund	-	52	-	1,649
Issued in exchange for shares of Fidelity Large Cap Growth Fund	-	122	-	3,838
Issued in exchange for shares of Fidelity Tax Managed Stock Fund	-	32	-	1,016
Reinvestment of distributions	540	34	18,397	955
Shares redeemed	(711)	(2,320)	(25,549)	(72,358)
Net increase (decrease)	907	8,551	$ 31,849	$ 233,166

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013 A, B	Six months ended March 31, 2014	Year ended September 30, 2013 A, B
Class Z
Shares sold	-	3	-	$ 100
Reinvestment of distributions	0*	-	7	-
Net increase (decrease)	0*	3	$ 7	$ 100

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 23, 2012 (commencement of sale of shares) to September 30, 2013.

B Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to September 30, 2013.

* Amount represents less than 1,000 shares.

10. Merger Information.

On October 26, 2012, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor® Stock Selector All Cap Fund ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Board of Trustees ("The Board") on March 14, 2012. In addition, the Board approved the creation of additional classes of shares that commenced operations on October 23, 2012. The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Fund at their net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $599,574, including securities of $600,112 and unrealized appreciation of $108,565, were combined with the Fund's net assets of $2,356,214 for total net assets after the acquisition of $2,955,788.

On June 21, 2013, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity 130/30 Large Cap Fund, Fidelity Advisor Strategic Growth Fund, Fidelity Large Cap Growth Fund and Fidelity Tax Managed Stock Fund ("Target Funds") pursuant to agreements and plans of reorganization approved by the Board of Trustees ("The Board") on November 14, 2012. The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Funds at their net asset value on the acquisition date. The reorganization provides shareholders of the Target Funds access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Funds' net assets of $21,999, including securities of $21,969 and unrealized

Semiannual Report

10. Merger Information - continued

depreciation of $(344) for Fidelity 130/30 Large Cap Fund; and net assets of $43,450, including securities of $43,568 and unrealized appreciation of $1,310 for Fidelity Advisor Strategic Growth Fund; and net assets of $163,522, including securities of $163,249 and unrealized appreciation of $3,672 for Fidelity Large Cap Growth Fund; and net assets of $75,473, including securities of $75,390 and unrealized depreciation of $(1,483) for Fidelity Tax Managed Stock Fund; were combined with the Fund's net assets of $3,262,556 for total net assets after the acquisition of $3,567,000.

Pro forma results of operations of the combined entity for the entire period ended September 30, 2013, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition dates), are as follows:

Net investment income (loss)	$ 31,218
Total net realized gain (loss)	227,999
Total change in net unrealized appreciation (depreciation)	493,669
Net increase (decrease) in net assets resulting from operations	$ 752,886

Because the combined investment portfolios have been managed as a single portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fund's accompanying Statement of Operations since October 26, 2012 and June 21, 2013, respectively.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned approximately 37% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AFSS-USAN-0514
1.946022.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Stock Selector All Cap

Fund - Institutional Class

Semiannual Report

March 31, 2014

(Fidelity Cover Art)

Institutional Class is
a class of Fidelity®
Stock Selector All Cap Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Class A	1.01%
Actual		$ 1,000.00	$ 1,120.00	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.90	$ 5.09
Class T	1.27%
Actual		$ 1,000.00	$ 1,118.60	$ 6.71
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.39
Class B	1.83%
Actual		$ 1,000.00	$ 1,115.20	$ 9.65
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.20
Class C	1.78%
Actual		$ 1,000.00	$ 1,115.80	$ 9.39
HypotheticalA		$ 1,000.00	$ 1,016.06	$ 8.95
Stock Selector All Cap	.67%
Actual		$ 1,000.00	$ 1,121.60	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.59	$ 3.38
Class K	.58%
Actual		$ 1,000.00	$ 1,122.40	$ 3.07
HypotheticalA		$ 1,000.00	$ 1,022.04	$ 2.92
Institutional Class	.74%
Actual		$ 1,000.00	$ 1,121.40	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,021.24	$ 3.73
Class Z	.58%
Actual		$ 1,000.00	$ 1,122.20	$ 3.07
HypotheticalA		$ 1,000.00	$ 1,022.04	$ 2.92

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than 0.01% to 0.01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.
Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	1.9	1.7
Apple, Inc.	1.5	0.9
British American Tobacco PLC sponsored ADR	1.3	1.5
Exxon Mobil Corp.	1.3	1.2
The Coca-Cola Co.	1.1	1.2
Microsoft Corp.	1.0	0.1
Facebook, Inc. Class A	1.0	0.2
Procter & Gamble Co.	1.0	1.2
Bank of America Corp.	1.0	0.9
Chevron Corp.	1.0	0.8
	12.1
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.9	17.2
Financials	15.9	15.7
Health Care	13.1	13.1
Consumer Discretionary	11.7	12.6
Industrials	10.4	10.4
At period end, investments in foreign securities, including the Fund's pro-rata share of Fidelity's Equity Central Funds, was 14.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in the underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (b)	2,370,165	$ 505,628
Fidelity Consumer Staples Central Fund (b)	2,211,872	427,024
Fidelity Energy Central Fund (b)	2,640,478	404,019
Fidelity Financials Central Fund (b)	9,570,757	781,548
Fidelity Health Care Central Fund (b)	2,112,716	587,039
Fidelity Industrials Central Fund (b)	2,015,961	443,693
Fidelity Information Technology Central Fund (b)	3,271,683	810,592
Fidelity Materials Central Fund (b)	679,634	156,656
Fidelity Telecom Services Central Fund (b)	683,183	110,730
Fidelity Utilities Central Fund (b)	1,153,854	173,378
TOTAL EQUITY CENTRAL FUNDS (Cost $2,994,876)		4,400,307
Money Market Central Funds - 0.0%

Fidelity Cash Central Fund, 0.10% (a) (Cost $341)	340,721	341
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,995,217)		4,400,648
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,578)
NET ASSETS - 100%		$ 4,398,070
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ -*
Fidelity Consumer Discretionary Central Fund	2,248
Fidelity Consumer Staples Central Fund	5,610
Fidelity Energy Central Fund	2,696
Fidelity Financials Central Fund	5,649
Fidelity Health Care Central Fund	1,234
Fidelity Industrials Central Fund	2,970
Fidelity Information Technology Central Fund	1,888
Fidelity Materials Central Fund	1,063
Fidelity Telecom Services Central Fund	3,285
Fidelity Utilities Central Fund	1,808
Total	$ 28,451
* Amount represents less than $1,000
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 439,067	$ 52,934	$ 24,174	$ 505,628	35.3%
Fidelity Consumer Staples Central Fund	382,002	34,804	15,519	427,024	39.8%
Fidelity Energy Central Fund	379,161	32,940	29,678	404,019	38.5%
Fidelity Financials Central Fund	641,849	67,603	6,466	781,548	35.1%
Fidelity Health Care Central Fund	494,424	32,408	58,755	587,039	36.4%
Fidelity Industrials Central Fund	388,640	24,805	12,451	443,693	33.9%
Fidelity Information Technology Central Fund	691,773	96,069	57,099	810,592	37.0%
Fidelity Materials Central Fund	127,863	14,688	857	156,656	34.1%
Fidelity Telecom Services Central Fund	111,097	7,464	12,072	110,730	42.3%
Fidelity Utilities Central Fund	134,295	20,346	3,108	173,378	35.9%
Total	$ 3,790,171	$ 384,061	$ 220,179	$ 4,400,307
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.4%
United Kingdom	2.7%
Ireland	1.7%
Cayman Islands	1.7%
Bermuda	1.0%
Others (Individually Less Than 1%)	7.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2014 (Unaudited)

Assets
Investments in Fidelity Central Funds (cost $2,995,217)		$ 4,400,648
Cash		8
Receivable for investments sold		3
Receivable for fund shares sold		76,747
Dividends receivable		7
Prepaid expenses		9
Other receivables		51
Total assets		4,477,473

Liabilities
Payable for investments purchased	$ 70,041
Payable for fund shares redeemed	6,799
Accrued management fee	1,714
Distribution and service plan fees payable	175
Other affiliated payables	617
Other payables and accrued expenses	57
Total liabilities		79,403

Net Assets		$ 4,398,070
Net Assets consist of:
Paid in capital		$ 3,298,204
Undistributed net investment income		6,840
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(312,406)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,405,432
Net Assets		$ 4,398,070

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	March 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($230,537.9 ÷ 6,316.756 shares)	$ 36.50

Maximum offering price per share (100/94.25 of $36.50)	$ 38.73
Class T: Net Asset Value and redemption price per share ($137,564.8 ÷ 3,773.199 shares)	$ 36.46

Maximum offering price per share (100/96.50 of $36.46)	$ 37.78
Class B: Net Asset Value and offering price per share ($10,786.7 ÷ 297.062 shares)A	$ 36.31

Class C: Net Asset Value and offering price per share ($70,826.0 ÷ 1,949.742 shares)A	$ 36.33

Stock Selector All Cap: Net Asset Value, offering price and redemption price per share ($3,491,116.2 ÷ 95,505.774 shares)	$ 36.55

Class K: Net Asset Value, offering price and redemption price per share ($111,519.9 ÷ 3,050.596 shares)	$ 36.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($345,604.5 ÷ 9,457.855 shares)	$ 36.54

Class Z: Net Asset Value, offering price and redemption price per share ($113.8 ÷ 3.118 shares)	$ 36.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended March 31, 2014 (Unaudited)

Investment Income
Income from Fidelity Central Funds		$ 28,451

Expenses
Management fee Basic fee	$ 11,201
Performance adjustment	(1,167)
Transfer agent fees	3,066
Distribution and service plan fees	1,033
Accounting fees and expenses	521
Custodian fees and expenses	1
Independent trustees' compensation	8
Registration fees	152
Audit	23
Legal	27
Miscellaneous	18
Total expenses before reductions	14,883
Expense reductions	(39)	14,844
Net investment income (loss)		13,607
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	357
Fidelity Central Funds	40,531
Total net realized gain (loss)		40,888
Change in net unrealized appreciation (depreciation) on: Investment securities		405,722
Net gain (loss)		446,610
Net increase (decrease) in net assets resulting from operations		$ 460,217

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,607	$ 29,360
Net realized gain (loss)	40,888	160,896
Change in net unrealized appreciation (depreciation)	405,722	540,024
Net increase (decrease) in net assets resulting from operations	460,217	730,280
Distributions to shareholders from net investment income	(27,378)	(24,415)
Distributions to shareholders from net realized gain	(214,757)	(3,382)
Total distributions	(242,135)	(27,797)
Share transactions - net increase (decrease)	389,272	679,524
Total increase (decrease) in net assets	607,354	1,382,007

Net Assets
Beginning of period	3,790,716	2,408,709
End of period (including undistributed net investment income of $6,840 and undistributed net investment income of $20,611, respectively)	$ 4,398,070	$ 3,790,716

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 34.65	$ 27.78
Income from Investment Operations
Net investment income (loss) E	.07	.17
Net realized and unrealized gain (loss)	3.93	6.79
Total from investment operations	4.00	6.96
Distributions from net investment income	(.16)	(.07)
Distributions from net realized gain	(1.99)	(.02)
Total distributions	(2.15)	(.09)
Net asset value, end of period	$ 36.50	$ 34.65
Total Return B,C,D	12.00%	25.12%
Ratios to Average Net Assets F,I
Expenses before reductions	1.01% A	1.06% A
Expenses net of fee waivers, if any	1.01% A	1.06% A
Expenses net of all reductions	1.01% A	1.04% A
Net investment income (loss)	.39% A	.59% A
Supplemental Data
Net assets, end of period (in millions)	$ 231	$ 226
Portfolio turnover rate G	11% A	8% J,K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period October 23, 2012 (commencement of sale of shares) to September 30, 2013. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 34.58	$ 27.78
Income from Investment Operations
Net investment income (loss) E	.02	.10
Net realized and unrealized gain (loss)	3.93	6.77
Total from investment operations	3.95	6.87
Distributions from net investment income	(.08)	(.05)
Distributions from net realized gain	(1.99)	(.02)
Total distributions	(2.07)	(.07)
Net asset value, end of period	$ 36.46	$ 34.58
Total Return B,C,D	11.86%	24.81%
Ratios to Average Net Assets F,I
Expenses before reductions	1.27% A	1.32% A
Expenses net of fee waivers, if any	1.27% A	1.31% A
Expenses net of all reductions	1.27% A	1.29% A
Net investment income (loss)	.13% A	.34% A
Supplemental Data
Net assets, end of period (in millions)	$ 138	$ 131
Portfolio turnover rate G	11% A	8% J,K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period October 23, 2012 (commencement of sale of shares) to September 30, 2013. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 34.44	$ 27.78
Income from Investment Operations
Net investment income (loss) E	(.08)	(.06)
Net realized and unrealized gain (loss)	3.91	6.77
Total from investment operations	3.83	6.71
Distributions from net investment income	-	(.03)
Distributions from net realized gain	(1.96)	(.02)
Total distributions	(1.96)	(.05)
Net asset value, end of period	$ 36.31	$ 34.44
Total Return B,C,D	11.52%	24.18%
Ratios to Average Net Assets F,I
Expenses before reductions	1.83% A	1.86% A
Expenses net of fee waivers, if any	1.83% A	1.86% A
Expenses net of all reductions	1.83% A	1.84% A
Net investment income (loss)	(.43)% A	(.21)% A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 13
Portfolio turnover rate G	11% A	8% J,K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period October 23, 2012 (commencement of sale of shares) to September 30, 2013. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 34.44	$ 27.78
Income from Investment Operations
Net investment income (loss) E	(.07)	(.05)
Net realized and unrealized gain (loss)	3.92	6.76
Total from investment operations	3.85	6.71
Distributions from net investment income	-	(.03)
Distributions from net realized gain	(1.96)	(.02)
Total distributions	(1.96)	(.05)
Net asset value, end of period	$ 36.33	$ 34.44
Total Return B,C,D	11.58%	24.19%
Ratios to Average Net Assets F,I
Expenses before reductions	1.78% A	1.84% A
Expenses net of fee waivers, if any	1.78% A	1.84% A
Expenses net of all reductions	1.78% A	1.82% A
Net investment income (loss)	(.38)% A	(.18)% A
Supplemental Data
Net assets, end of period (in millions)	$ 71	$ 65
Portfolio turnover rate G	11% A	8% J,K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period October 23, 2012 (commencement of sale of shares) to September 30, 2013. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector All Cap

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011 G	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 34.75	$ 28.48	$ 22.21	$ 23.68	$ 19.98	$ 18.79	$ 32.37
Income from Investment Operations
Net investment income (loss) D	.13	.30	.24	.15	.16	.14	.20
Net realized and unrealized gain (loss)	3.93	6.28	6.18	(1.48)	3.69	1.27	(12.14)
Total from investment operations	4.06	6.58	6.42	(1.33)	3.85	1.41	(11.94)
Distributions from net investment income	(.27)	(.27)	(.14)	(.14)	(.15)	(.22)	(.16)
Distributions from net realized gain	(1.99)	(.04)	(.02)	-	-	-	(1.48)
Total distributions	(2.26)	(.31)	(.15) L	(.14)	(.15)	(.22)	(1.64)
Net asset value, end of period	$ 36.55	$ 34.75	$ 28.48	$ 22.21	$ 23.68	$ 19.98	$ 18.79
Total Return B,C	12.16%	23.36%	29.02%	(5.68)%	19.35%	7.77%	(38.78)%
Ratios to Average Net Assets E,H
Expenses before reductions	.67% A	.71%	.72%	.80% A	.87%	.87%	.93%
Expenses net of fee waivers, if any	.67% A	.71%	.72%	.80% A	.87%	.87%	.93%
Expenses net of all reductions	.67% A	.69%	.71%	.78% A	.86%	.87%	.93%
Net investment income (loss)	.74% A	.96%	.90%	.64% A	.72%	.82%	.77%
Supplemental Data
Net assets, end of period (in millions)	$ 3,491	$ 2,953	$ 2,361	$ 1,247	$ 730	$ 552	$ 698
Portfolio turnover rate F	11% A	8% I,K	21%	9% A	147% K	109%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the eleven month period ended September 30. The Fund changed its fiscal year from October 31 to September 30, effective September 30, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JFor the period ended October 31. KPortfolio turnover rate excludes securities received or delivered in-kind. LTotal distributions of $.15 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.015 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class K

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011 G	2010 K	2009 K	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 34.77	$ 28.50	$ 22.23	$ 23.70	$ 20.00	$ 18.81	$ 27.80
Income from Investment Operations
Net investment income (loss) D	.15	.33	.27	.19	.20	.18	.06
Net realized and unrealized gain (loss)	3.94	6.28	6.19	(1.47)	3.69	1.27	(9.05)
Total from investment operations	4.09	6.61	6.46	(1.28)	3.89	1.45	(8.99)
Distributions from net investment income	(.31)	(.30)	(.17)	(.19)	(.19)	(.26)	-
Distributions from net realized gain	(1.99)	(.04)	(.02)	-	-	-	-
Total distributions	(2.30)	(.34)	(.19)	(.19)	(.19)	(.26)	-
Net asset value, end of period	$ 36.56	$ 34.77	$ 28.50	$ 22.23	$ 23.70	$ 20.00	$ 18.81
Total Return B,C	12.24%	23.47%	29.18%	(5.50)%	19.54%	8.00%	(32.34)%
Ratios to Average Net Assets E,I
Expenses before reductions	.58% A	.61%	.61%	.62% A	.68%	.65%	.79% A
Expenses net of fee waivers, if any	.58% A	.61%	.61%	.62% A	.68%	.65%	.79% A
Expenses net of all reductions	.57% A	.59%	.59%	.60% A	.66%	.65%	.78% A
Net investment income (loss)	.83% A	1.06%	1.02%	.81% A	.91%	1.04%	.63% A
Supplemental Data
Net assets, end of period (in millions)	$ 112	$ 105	$ 47	$ 34	$ 36	$ 22	$ 35
Portfolio turnover rate F	11% A	8% J,L	21%	9% A	147% L	109%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the eleven month period ended September 30. The Fund changed its fiscal year from October 31 to September 30, effective September 30, 2011. HFor the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KFor the period ended October 31. LPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 34.72	$ 27.78
Income from Investment Operations
Net investment income (loss) D	.12	.25
Net realized and unrealized gain (loss)	3.93	6.79
Total from investment operations	4.05	7.04
Distributions from net investment income	(.25)	(.08)
Distributions from net realized gain	(1.99)	(.02)
Total distributions	(2.23) K	(.10)
Net asset value, end of period	$ 36.54	$ 34.72
Total Return B,C	12.14%	25.43%
Ratios to Average Net Assets E,H
Expenses before reductions	.74% A	.78% A
Expenses net of fee waivers, if any	.74% A	.78% A
Expenses net of all reductions	.74% A	.76% A
Net investment income (loss)	.66% A	.87% A
Supplemental Data
Net assets, end of period (in millions)	$ 346	$ 297
Portfolio turnover rate F	11% A	8% I,J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period October 23, 2012 (commencement of sale of shares) to September 30, 2013. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JPortfolio turnover rate excludes securities received or delivered in-kind. KTotal distributions of $2.23 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $1.987 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 34.73	$ 34.24
Income from Investment Operations
Net investment income (loss) D	.15	.06
Net realized and unrealized gain (loss)	3.92	.43
Total from investment operations	4.07	.49
Distributions from net investment income	(.32)	-
Distributions from net realized gain	(1.99)	-
Total distributions	(2.30) K	-
Net asset value, end of period	$ 36.50	$ 34.73
Total Return B,C	12.22%	1.43%
Ratios to Average Net Assets E,H
Expenses before reductions	.58% A	.61% A
Expenses net of fee waivers, if any	.58% A	.61% A
Expenses net of all reductions	.58% A	.59% A
Net investment income (loss)	.83% A	1.36% A
Supplemental Data
Net asset value, end of period (000 omitted)	114	101
Portfolio turnover rate F	11% A	8% I,J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period August 13, 2013 (commencement of sale of shares) to September 30, 2013. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JPortfolio turnover rate excludes securities received or delivered in-kind. KTotal distributions of $2.30 per share is comprised of distributions from net investment income of $.315 and distributions from net realized gain of $1.987 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Stock Selector All Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector All Cap, Class K, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than 0.01% to 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,406,795
Gross unrealized depreciation	(1,364)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,405,431

Tax cost	$ 2,995,217

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration:
2016	$ (9,858)
2017	(42,130)
Total capital loss carryforward	$ (51,988)

The Fund acquired $51,988 of its capital loss carryforward as part of mergers in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $20,679 per year.

4. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares aggregated $384,061 and $220,179, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Stock Selector All Cap Fund as compared to its benchmark index, the S&P 500® Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .49% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 288	$ 5
Class T	.25%	.25%	340	3
Class B	.75%	.25%	61	46
Class C	.75%	.25%	344	21
			$ 1,033	$ 75

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13
Class T	6
Class B*	7
Class C*	1
$ 27

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 264.23
Class T	163.24
Class B	19.30
Class C	86.25
Stock Selector All Cap	2,184.14
Class K	25.05
Institutional Class	325.21
Class Z	0**	.05
	$ 3,066

* Annualized

** Amount represents twenty-five dollars.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund and the Equity Central Funds include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $39 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of three hundred ninety-six dollars.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2014	Year ended September 30, 2013 A
From net investment income
Class A	$ 1,040	$ 411
Class T	312	188
Class B	-	11
Class C	-	39
Stock Selector All Cap	23,046	22,500
Class K	928	490
Institutional Class	2,051	776
Class Z	1	-
Total	$ 27,378	$ 24,415

From net realized gain
Class A	$ 12,678	$ 122
Class T	7,374	70
Class B	678	8
Class C	3,677	27
Stock Selector All Cap	167,747	2,907
Class K	5,966	56
Institutional Class	16,631	192
Class Z	6	-
Total	$ 214,757	$ 3,382

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 23, 2012, (commencement of sale of shares) to September 30, 2013.

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013 A, B	Six months ended March 31, 2014	Year ended September 30, 2013 A, B

Class A
Shares sold	375	657	$ 13,385	$ 20,426
Issued in exchange for shares of Fidelity 130/30 Large Cap Fund	-	53	-	1,661
Issued in exchange for shares of Fidelity Advisor Stock Selector All Cap Fund	-	6,392	-	177,562
Issued in exchange for shares of Fidelity Advisor Strategic Growth Fund	-	686	-	21,621
Issued in exchange for shares of Fidelity Large Cap Growth Fund	-	448	-	14,128
Issued in exchange for shares of Fidelity Tax Managed Stock Fund...	-	241	-	7,592
Reinvestment of distributions	385	18	13,099	511
Shares redeemed	(961)	(1,977)	(34,182)	(61,087)
Net increase (decrease)	(201)	6,518	$ (7,698)	$ 182,414
Class T
Shares sold	135	267	$ 4,821	$ 8,363
Issued in exchange for shares of Fidelity 130/30 Large Cap Fund	-	31	-	985
Issued in exchange for shares of Fidelity Advisor Stock Selector All Cap Fund	-	3,617	-	100,480
Issued in exchange for shares of Fidelity Advisor Strategic Growth Fund	-	360	-	11,350
Issued in exchange for shares of Fidelity Large Cap Growth Fund	-	196	-	6,157
Issued in exchange for shares of Fidelity Tax Managed Stock Fund	-	124	-	3,891
Reinvestment of distributions	219	9	7,437	247
Shares redeemed	(366)	(819)	(13,047)	(25,138)
Net increase (decrease)	(12)	3,785	$ (789)	$ 106,335

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013 A, B	Six months ended March 31, 2014	Year ended September 30, 2013 A, B
Class B
Shares sold	1	7	$ 37	$ 251
Issued in exchange for shares of Fidelity 130/30 Large Cap Fund	-	12	-	372
Issued in exchange for shares of Fidelity Advisor Stock Selector All Cap Fund	-	432	-	11,996
Issued in exchange for shares of Fidelity Advisor Strategic Growth Fund	-	39	-	1,226
Issued in exchange for shares of Fidelity Large Cap Growth Fund	-	45	-	1,402
Issued in exchange for shares of Fidelity Tax Managed Stock Fund	-	20	-	614
Reinvestment of distributions	18	1	614	18
Shares redeemed	(109)	(169)	(3,866)	(5,331)
Net increase (decrease)	(90)	387	$ (3,215)	$ 10,548
Class C
Shares sold	94	122	$ 3,318	$ 3,833
Issued in exchange for shares of Fidelity 130/30 Large Cap Fund	-	35	-	1,092
Issued in exchange for shares of Fidelity Advisor Stock Selector All Cap Fund	-	1,407	-	39,072
Issued in exchange for shares of Fidelity Advisor Strategic Growth Fund	-	242	-	7,604
Issued in exchange for shares of Fidelity Large Cap Growth Fund	-	246	-	7,718
Issued in exchange for shares of Fidelity Tax Managed Stock Fund	-	81	-	2,547
Reinvestment of distributions	96	2	3,260	59
Shares redeemed	(134)	(241)	(4,756)	(7,375)
Net increase (decrease)	56	1,894	$ 1,822	$ 54,550

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013 A, B	Six months ended March 31, 2014	Year ended September 30, 2013 A, B
Stock Selector All Cap
Shares sold	12,349	7,716	$ 443,470	$ 278,216
Issued in exchange for shares of Fidelity 130/30 Large Cap Fund	-	564	-	17,803
Issued in exchange for shares of Fidelity Large Cap Growth Fund	-	4,124	-	130,279
Issued in exchange for shares of Fidelity Tax Managed Stock Fund	-	1,893	-	59,813
Reinvestment of distributions	5,514	894	187,708	25,085
Shares redeemed	(7,347)	(13,117)	(264,471)	(461,605)
Net increase (decrease)	10,516	2,074	$ 366,707	$ 49,591
Class K
Shares sold	241	1,966	$ 8,638	$ 62,070
Reinvestment of distributions	203	19	6,894	546
Shares redeemed	(421)	(615)	(14,943)	(19,796)
Net increase (decrease)	23	1,370	$ 589	$ 42,820
Institutional Class
Shares sold	1,078	892	$ 39,001	$ 27,516
Issued in exchange for shares of Fidelity 130/30 Large Cap Fund	-	3	-	86
Issued in exchange for shares of Fidelity Advisor Stock Selector All Cap Fund	-	9,736	-	270,464
Issued in exchange for shares of Fidelity Advisor Strategic Growth Fund	-	52	-	1,649
Issued in exchange for shares of Fidelity Large Cap Growth Fund	-	122	-	3,838
Issued in exchange for shares of Fidelity Tax Managed Stock Fund	-	32	-	1,016
Reinvestment of distributions	540	34	18,397	955
Shares redeemed	(711)	(2,320)	(25,549)	(72,358)
Net increase (decrease)	907	8,551	$ 31,849	$ 233,166

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013 A, B	Six months ended March 31, 2014	Year ended September 30, 2013 A, B
Class Z
Shares sold	-	3	-	$ 100
Reinvestment of distributions	0*	-	7	-
Net increase (decrease)	0*	3	$ 7	$ 100

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 23, 2012 (commencement of sale of shares) to September 30, 2013.

B Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to September 30, 2013.

* Amount represents less than 1,000 shares.

10. Merger Information.

On October 26, 2012, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor® Stock Selector All Cap Fund ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Board of Trustees ("The Board") on March 14, 2012. In addition, the Board approved the creation of additional classes of shares that commenced operations on October 23, 2012. The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Fund at their net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $599,574, including securities of $600,112 and unrealized appreciation of $108,565, were combined with the Fund's net assets of $2,356,214 for total net assets after the acquisition of $2,955,788.

On June 21, 2013, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity 130/30 Large Cap Fund, Fidelity Advisor Strategic Growth Fund, Fidelity Large Cap Growth Fund and Fidelity Tax Managed Stock Fund ("Target Funds") pursuant to agreements and plans of reorganization approved by the Board of Trustees ("The Board") on November 14, 2012. The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Funds at their net asset value on the acquisition date. The reorganization provides shareholders of the Target Funds access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Funds' net assets of $21,999, including securities of $21,969 and unrealized

Semiannual Report

10. Merger Information - continued

depreciation of $(344) for Fidelity 130/30 Large Cap Fund; and net assets of $43,450, including securities of $43,568 and unrealized appreciation of $1,310 for Fidelity Advisor Strategic Growth Fund; and net assets of $163,522, including securities of $163,249 and unrealized appreciation of $3,672 for Fidelity Large Cap Growth Fund; and net assets of $75,473, including securities of $75,390 and unrealized depreciation of $(1,483) for Fidelity Tax Managed Stock Fund; were combined with the Fund's net assets of $3,262,556 for total net assets after the acquisition of $3,567,000.

Pro forma results of operations of the combined entity for the entire period ended September 30, 2013, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition dates), are as follows:

Net investment income (loss)	$ 31,218
Total net realized gain (loss)	227,999
Total change in net unrealized appreciation (depreciation)	493,669
Net increase (decrease) in net assets resulting from operations	$ 752,886

Because the combined investment portfolios have been managed as a single portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fund's accompanying Statement of Operations since October 26, 2012 and June 21, 2013, respectively.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned approximately 37% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AFSSI-USAN-0514
1.946015.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Stock Selector All Cap

Fund - Class Z

Semiannual Report

March 31, 2014

(Fidelity Cover Art)

Class Z is
a class of Fidelity®
Stock Selector All Cap Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Class A	1.01%
Actual		$ 1,000.00	$ 1,120.00	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.90	$ 5.09
Class T	1.27%
Actual		$ 1,000.00	$ 1,118.60	$ 6.71
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.39
Class B	1.83%
Actual		$ 1,000.00	$ 1,115.20	$ 9.65
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.20
Class C	1.78%
Actual		$ 1,000.00	$ 1,115.80	$ 9.39
HypotheticalA		$ 1,000.00	$ 1,016.06	$ 8.95
Stock Selector All Cap	.67%
Actual		$ 1,000.00	$ 1,121.60	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.59	$ 3.38
Class K	.58%
Actual		$ 1,000.00	$ 1,122.40	$ 3.07
HypotheticalA		$ 1,000.00	$ 1,022.04	$ 2.92
Institutional Class	.74%
Actual		$ 1,000.00	$ 1,121.40	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,021.24	$ 3.73
Class Z	.58%
Actual		$ 1,000.00	$ 1,122.20	$ 3.07
HypotheticalA		$ 1,000.00	$ 1,022.04	$ 2.92

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than 0.01% to 0.01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.
Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	1.9	1.7
Apple, Inc.	1.5	0.9
British American Tobacco PLC sponsored ADR	1.3	1.5
Exxon Mobil Corp.	1.3	1.2
The Coca-Cola Co.	1.1	1.2
Microsoft Corp.	1.0	0.1
Facebook, Inc. Class A	1.0	0.2
Procter & Gamble Co.	1.0	1.2
Bank of America Corp.	1.0	0.9
Chevron Corp.	1.0	0.8
	12.1
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.9	17.2
Financials	15.9	15.7
Health Care	13.1	13.1
Consumer Discretionary	11.7	12.6
Industrials	10.4	10.4
At period end, investments in foreign securities, including the Fund's pro-rata share of Fidelity's Equity Central Funds, was 14.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in the underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (b)	2,370,165	$ 505,628
Fidelity Consumer Staples Central Fund (b)	2,211,872	427,024
Fidelity Energy Central Fund (b)	2,640,478	404,019
Fidelity Financials Central Fund (b)	9,570,757	781,548
Fidelity Health Care Central Fund (b)	2,112,716	587,039
Fidelity Industrials Central Fund (b)	2,015,961	443,693
Fidelity Information Technology Central Fund (b)	3,271,683	810,592
Fidelity Materials Central Fund (b)	679,634	156,656
Fidelity Telecom Services Central Fund (b)	683,183	110,730
Fidelity Utilities Central Fund (b)	1,153,854	173,378
TOTAL EQUITY CENTRAL FUNDS (Cost $2,994,876)		4,400,307
Money Market Central Funds - 0.0%

Fidelity Cash Central Fund, 0.10% (a) (Cost $341)	340,721	341
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,995,217)		4,400,648
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,578)
NET ASSETS - 100%		$ 4,398,070
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ -*
Fidelity Consumer Discretionary Central Fund	2,248
Fidelity Consumer Staples Central Fund	5,610
Fidelity Energy Central Fund	2,696
Fidelity Financials Central Fund	5,649
Fidelity Health Care Central Fund	1,234
Fidelity Industrials Central Fund	2,970
Fidelity Information Technology Central Fund	1,888
Fidelity Materials Central Fund	1,063
Fidelity Telecom Services Central Fund	3,285
Fidelity Utilities Central Fund	1,808
Total	$ 28,451
* Amount represents less than $1,000
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 439,067	$ 52,934	$ 24,174	$ 505,628	35.3%
Fidelity Consumer Staples Central Fund	382,002	34,804	15,519	427,024	39.8%
Fidelity Energy Central Fund	379,161	32,940	29,678	404,019	38.5%
Fidelity Financials Central Fund	641,849	67,603	6,466	781,548	35.1%
Fidelity Health Care Central Fund	494,424	32,408	58,755	587,039	36.4%
Fidelity Industrials Central Fund	388,640	24,805	12,451	443,693	33.9%
Fidelity Information Technology Central Fund	691,773	96,069	57,099	810,592	37.0%
Fidelity Materials Central Fund	127,863	14,688	857	156,656	34.1%
Fidelity Telecom Services Central Fund	111,097	7,464	12,072	110,730	42.3%
Fidelity Utilities Central Fund	134,295	20,346	3,108	173,378	35.9%
Total	$ 3,790,171	$ 384,061	$ 220,179	$ 4,400,307
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.4%
United Kingdom	2.7%
Ireland	1.7%
Cayman Islands	1.7%
Bermuda	1.0%
Others (Individually Less Than 1%)	7.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2014 (Unaudited)

Assets
Investments in Fidelity Central Funds (cost $2,995,217)		$ 4,400,648
Cash		8
Receivable for investments sold		3
Receivable for fund shares sold		76,747
Dividends receivable		7
Prepaid expenses		9
Other receivables		51
Total assets		4,477,473

Liabilities
Payable for investments purchased	$ 70,041
Payable for fund shares redeemed	6,799
Accrued management fee	1,714
Distribution and service plan fees payable	175
Other affiliated payables	617
Other payables and accrued expenses	57
Total liabilities		79,403

Net Assets		$ 4,398,070
Net Assets consist of:
Paid in capital		$ 3,298,204
Undistributed net investment income		6,840
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(312,406)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,405,432
Net Assets		$ 4,398,070

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	March 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($230,537.9 ÷ 6,316.756 shares)	$ 36.50

Maximum offering price per share (100/94.25 of $36.50)	$ 38.73
Class T: Net Asset Value and redemption price per share ($137,564.8 ÷ 3,773.199 shares)	$ 36.46

Maximum offering price per share (100/96.50 of $36.46)	$ 37.78
Class B: Net Asset Value and offering price per share ($10,786.7 ÷ 297.062 shares)A	$ 36.31

Class C: Net Asset Value and offering price per share ($70,826.0 ÷ 1,949.742 shares)A	$ 36.33

Stock Selector All Cap: Net Asset Value, offering price and redemption price per share ($3,491,116.2 ÷ 95,505.774 shares)	$ 36.55

Class K: Net Asset Value, offering price and redemption price per share ($111,519.9 ÷ 3,050.596 shares)	$ 36.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($345,604.5 ÷ 9,457.855 shares)	$ 36.54

Class Z: Net Asset Value, offering price and redemption price per share ($113.8 ÷ 3.118 shares)	$ 36.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended March 31, 2014 (Unaudited)

Investment Income
Income from Fidelity Central Funds		$ 28,451

Expenses
Management fee Basic fee	$ 11,201
Performance adjustment	(1,167)
Transfer agent fees	3,066
Distribution and service plan fees	1,033
Accounting fees and expenses	521
Custodian fees and expenses	1
Independent trustees' compensation	8
Registration fees	152
Audit	23
Legal	27
Miscellaneous	18
Total expenses before reductions	14,883
Expense reductions	(39)	14,844
Net investment income (loss)		13,607
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	357
Fidelity Central Funds	40,531
Total net realized gain (loss)		40,888
Change in net unrealized appreciation (depreciation) on: Investment securities		405,722
Net gain (loss)		446,610
Net increase (decrease) in net assets resulting from operations		$ 460,217

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,607	$ 29,360
Net realized gain (loss)	40,888	160,896
Change in net unrealized appreciation (depreciation)	405,722	540,024
Net increase (decrease) in net assets resulting from operations	460,217	730,280
Distributions to shareholders from net investment income	(27,378)	(24,415)
Distributions to shareholders from net realized gain	(214,757)	(3,382)
Total distributions	(242,135)	(27,797)
Share transactions - net increase (decrease)	389,272	679,524
Total increase (decrease) in net assets	607,354	1,382,007

Net Assets
Beginning of period	3,790,716	2,408,709
End of period (including undistributed net investment income of $6,840 and undistributed net investment income of $20,611, respectively)	$ 4,398,070	$ 3,790,716

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 34.65	$ 27.78
Income from Investment Operations
Net investment income (loss) E	.07	.17
Net realized and unrealized gain (loss)	3.93	6.79
Total from investment operations	4.00	6.96
Distributions from net investment income	(.16)	(.07)
Distributions from net realized gain	(1.99)	(.02)
Total distributions	(2.15)	(.09)
Net asset value, end of period	$ 36.50	$ 34.65
Total Return B,C,D	12.00%	25.12%
Ratios to Average Net Assets F,I
Expenses before reductions	1.01% A	1.06% A
Expenses net of fee waivers, if any	1.01% A	1.06% A
Expenses net of all reductions	1.01% A	1.04% A
Net investment income (loss)	.39% A	.59% A
Supplemental Data
Net assets, end of period (in millions)	$ 231	$ 226
Portfolio turnover rate G	11% A	8% J,K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period October 23, 2012 (commencement of sale of shares) to September 30, 2013. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 34.58	$ 27.78
Income from Investment Operations
Net investment income (loss) E	.02	.10
Net realized and unrealized gain (loss)	3.93	6.77
Total from investment operations	3.95	6.87
Distributions from net investment income	(.08)	(.05)
Distributions from net realized gain	(1.99)	(.02)
Total distributions	(2.07)	(.07)
Net asset value, end of period	$ 36.46	$ 34.58
Total Return B,C,D	11.86%	24.81%
Ratios to Average Net Assets F,I
Expenses before reductions	1.27% A	1.32% A
Expenses net of fee waivers, if any	1.27% A	1.31% A
Expenses net of all reductions	1.27% A	1.29% A
Net investment income (loss)	.13% A	.34% A
Supplemental Data
Net assets, end of period (in millions)	$ 138	$ 131
Portfolio turnover rate G	11% A	8% J,K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period October 23, 2012 (commencement of sale of shares) to September 30, 2013. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 34.44	$ 27.78
Income from Investment Operations
Net investment income (loss) E	(.08)	(.06)
Net realized and unrealized gain (loss)	3.91	6.77
Total from investment operations	3.83	6.71
Distributions from net investment income	-	(.03)
Distributions from net realized gain	(1.96)	(.02)
Total distributions	(1.96)	(.05)
Net asset value, end of period	$ 36.31	$ 34.44
Total Return B,C,D	11.52%	24.18%
Ratios to Average Net Assets F,I
Expenses before reductions	1.83% A	1.86% A
Expenses net of fee waivers, if any	1.83% A	1.86% A
Expenses net of all reductions	1.83% A	1.84% A
Net investment income (loss)	(.43)% A	(.21)% A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 13
Portfolio turnover rate G	11% A	8% J,K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period October 23, 2012 (commencement of sale of shares) to September 30, 2013. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 34.44	$ 27.78
Income from Investment Operations
Net investment income (loss) E	(.07)	(.05)
Net realized and unrealized gain (loss)	3.92	6.76
Total from investment operations	3.85	6.71
Distributions from net investment income	-	(.03)
Distributions from net realized gain	(1.96)	(.02)
Total distributions	(1.96)	(.05)
Net asset value, end of period	$ 36.33	$ 34.44
Total Return B,C,D	11.58%	24.19%
Ratios to Average Net Assets F,I
Expenses before reductions	1.78% A	1.84% A
Expenses net of fee waivers, if any	1.78% A	1.84% A
Expenses net of all reductions	1.78% A	1.82% A
Net investment income (loss)	(.38)% A	(.18)% A
Supplemental Data
Net assets, end of period (in millions)	$ 71	$ 65
Portfolio turnover rate G	11% A	8% J,K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period October 23, 2012 (commencement of sale of shares) to September 30, 2013. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector All Cap

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011 G	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 34.75	$ 28.48	$ 22.21	$ 23.68	$ 19.98	$ 18.79	$ 32.37
Income from Investment Operations
Net investment income (loss) D	.13	.30	.24	.15	.16	.14	.20
Net realized and unrealized gain (loss)	3.93	6.28	6.18	(1.48)	3.69	1.27	(12.14)
Total from investment operations	4.06	6.58	6.42	(1.33)	3.85	1.41	(11.94)
Distributions from net investment income	(.27)	(.27)	(.14)	(.14)	(.15)	(.22)	(.16)
Distributions from net realized gain	(1.99)	(.04)	(.02)	-	-	-	(1.48)
Total distributions	(2.26)	(.31)	(.15) L	(.14)	(.15)	(.22)	(1.64)
Net asset value, end of period	$ 36.55	$ 34.75	$ 28.48	$ 22.21	$ 23.68	$ 19.98	$ 18.79
Total Return B,C	12.16%	23.36%	29.02%	(5.68)%	19.35%	7.77%	(38.78)%
Ratios to Average Net Assets E,H
Expenses before reductions	.67% A	.71%	.72%	.80% A	.87%	.87%	.93%
Expenses net of fee waivers, if any	.67% A	.71%	.72%	.80% A	.87%	.87%	.93%
Expenses net of all reductions	.67% A	.69%	.71%	.78% A	.86%	.87%	.93%
Net investment income (loss)	.74% A	.96%	.90%	.64% A	.72%	.82%	.77%
Supplemental Data
Net assets, end of period (in millions)	$ 3,491	$ 2,953	$ 2,361	$ 1,247	$ 730	$ 552	$ 698
Portfolio turnover rate F	11% A	8% I,K	21%	9% A	147% K	109%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the eleven month period ended September 30. The Fund changed its fiscal year from October 31 to September 30, effective September 30, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JFor the period ended October 31. KPortfolio turnover rate excludes securities received or delivered in-kind. LTotal distributions of $.15 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.015 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class K

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011 G	2010 K	2009 K	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 34.77	$ 28.50	$ 22.23	$ 23.70	$ 20.00	$ 18.81	$ 27.80
Income from Investment Operations
Net investment income (loss) D	.15	.33	.27	.19	.20	.18	.06
Net realized and unrealized gain (loss)	3.94	6.28	6.19	(1.47)	3.69	1.27	(9.05)
Total from investment operations	4.09	6.61	6.46	(1.28)	3.89	1.45	(8.99)
Distributions from net investment income	(.31)	(.30)	(.17)	(.19)	(.19)	(.26)	-
Distributions from net realized gain	(1.99)	(.04)	(.02)	-	-	-	-
Total distributions	(2.30)	(.34)	(.19)	(.19)	(.19)	(.26)	-
Net asset value, end of period	$ 36.56	$ 34.77	$ 28.50	$ 22.23	$ 23.70	$ 20.00	$ 18.81
Total Return B,C	12.24%	23.47%	29.18%	(5.50)%	19.54%	8.00%	(32.34)%
Ratios to Average Net Assets E,I
Expenses before reductions	.58% A	.61%	.61%	.62% A	.68%	.65%	.79% A
Expenses net of fee waivers, if any	.58% A	.61%	.61%	.62% A	.68%	.65%	.79% A
Expenses net of all reductions	.57% A	.59%	.59%	.60% A	.66%	.65%	.78% A
Net investment income (loss)	.83% A	1.06%	1.02%	.81% A	.91%	1.04%	.63% A
Supplemental Data
Net assets, end of period (in millions)	$ 112	$ 105	$ 47	$ 34	$ 36	$ 22	$ 35
Portfolio turnover rate F	11% A	8% J,L	21%	9% A	147% L	109%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the eleven month period ended September 30. The Fund changed its fiscal year from October 31 to September 30, effective September 30, 2011. HFor the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KFor the period ended October 31. LPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 34.72	$ 27.78
Income from Investment Operations
Net investment income (loss) D	.12	.25
Net realized and unrealized gain (loss)	3.93	6.79
Total from investment operations	4.05	7.04
Distributions from net investment income	(.25)	(.08)
Distributions from net realized gain	(1.99)	(.02)
Total distributions	(2.23) K	(.10)
Net asset value, end of period	$ 36.54	$ 34.72
Total Return B,C	12.14%	25.43%
Ratios to Average Net Assets E,H
Expenses before reductions	.74% A	.78% A
Expenses net of fee waivers, if any	.74% A	.78% A
Expenses net of all reductions	.74% A	.76% A
Net investment income (loss)	.66% A	.87% A
Supplemental Data
Net assets, end of period (in millions)	$ 346	$ 297
Portfolio turnover rate F	11% A	8% I,J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period October 23, 2012 (commencement of sale of shares) to September 30, 2013. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JPortfolio turnover rate excludes securities received or delivered in-kind. KTotal distributions of $2.23 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $1.987 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 34.73	$ 34.24
Income from Investment Operations
Net investment income (loss) D	.15	.06
Net realized and unrealized gain (loss)	3.92	.43
Total from investment operations	4.07	.49
Distributions from net investment income	(.32)	-
Distributions from net realized gain	(1.99)	-
Total distributions	(2.30) K	-
Net asset value, end of period	$ 36.50	$ 34.73
Total Return B,C	12.22%	1.43%
Ratios to Average Net Assets E,H
Expenses before reductions	.58% A	.61% A
Expenses net of fee waivers, if any	.58% A	.61% A
Expenses net of all reductions	.58% A	.59% A
Net investment income (loss)	.83% A	1.36% A
Supplemental Data
Net asset value, end of period (000 omitted)	114	101
Portfolio turnover rate F	11% A	8% I,J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than 0.01% to 0.01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period August 13, 2013 (commencement of sale of shares) to September 30, 2013. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JPortfolio turnover rate excludes securities received or delivered in-kind. KTotal distributions of $2.30 per share is comprised of distributions from net investment income of $.315 and distributions from net realized gain of $1.987 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Stock Selector All Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector All Cap, Class K, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than 0.01% to 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,406,795
Gross unrealized depreciation	(1,364)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,405,431

Tax cost	$ 2,995,217

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration:
2016	$ (9,858)
2017	(42,130)
Total capital loss carryforward	$ (51,988)

The Fund acquired $51,988 of its capital loss carryforward as part of mergers in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $20,679 per year.

4. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares aggregated $384,061 and $220,179, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Stock Selector All Cap Fund as compared to its benchmark index, the S&P 500® Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .49% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 288	$ 5
Class T	.25%	.25%	340	3
Class B	.75%	.25%	61	46
Class C	.75%	.25%	344	21
			$ 1,033	$ 75

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13
Class T	6
Class B*	7
Class C*	1
$ 27

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 264.23
Class T	163.24
Class B	19.30
Class C	86.25
Stock Selector All Cap	2,184.14
Class K	25.05
Institutional Class	325.21
Class Z	0**	.05
	$ 3,066

* Annualized

** Amount represents twenty-five dollars.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund and the Equity Central Funds include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $39 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of three hundred ninety-six dollars.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2014	Year ended September 30, 2013 A
From net investment income
Class A	$ 1,040	$ 411
Class T	312	188
Class B	-	11
Class C	-	39
Stock Selector All Cap	23,046	22,500
Class K	928	490
Institutional Class	2,051	776
Class Z	1	-
Total	$ 27,378	$ 24,415

From net realized gain
Class A	$ 12,678	$ 122
Class T	7,374	70
Class B	678	8
Class C	3,677	27
Stock Selector All Cap	167,747	2,907
Class K	5,966	56
Institutional Class	16,631	192
Class Z	6	-
Total	$ 214,757	$ 3,382

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 23, 2012, (commencement of sale of shares) to September 30, 2013.

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013 A, B	Six months ended March 31, 2014	Year ended September 30, 2013 A, B

Class A
Shares sold	375	657	$ 13,385	$ 20,426
Issued in exchange for shares of Fidelity 130/30 Large Cap Fund	-	53	-	1,661
Issued in exchange for shares of Fidelity Advisor Stock Selector All Cap Fund	-	6,392	-	177,562
Issued in exchange for shares of Fidelity Advisor Strategic Growth Fund	-	686	-	21,621
Issued in exchange for shares of Fidelity Large Cap Growth Fund	-	448	-	14,128
Issued in exchange for shares of Fidelity Tax Managed Stock Fund...	-	241	-	7,592
Reinvestment of distributions	385	18	13,099	511
Shares redeemed	(961)	(1,977)	(34,182)	(61,087)
Net increase (decrease)	(201)	6,518	$ (7,698)	$ 182,414
Class T
Shares sold	135	267	$ 4,821	$ 8,363
Issued in exchange for shares of Fidelity 130/30 Large Cap Fund	-	31	-	985
Issued in exchange for shares of Fidelity Advisor Stock Selector All Cap Fund	-	3,617	-	100,480
Issued in exchange for shares of Fidelity Advisor Strategic Growth Fund	-	360	-	11,350
Issued in exchange for shares of Fidelity Large Cap Growth Fund	-	196	-	6,157
Issued in exchange for shares of Fidelity Tax Managed Stock Fund	-	124	-	3,891
Reinvestment of distributions	219	9	7,437	247
Shares redeemed	(366)	(819)	(13,047)	(25,138)
Net increase (decrease)	(12)	3,785	$ (789)	$ 106,335

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013 A, B	Six months ended March 31, 2014	Year ended September 30, 2013 A, B
Class B
Shares sold	1	7	$ 37	$ 251
Issued in exchange for shares of Fidelity 130/30 Large Cap Fund	-	12	-	372
Issued in exchange for shares of Fidelity Advisor Stock Selector All Cap Fund	-	432	-	11,996
Issued in exchange for shares of Fidelity Advisor Strategic Growth Fund	-	39	-	1,226
Issued in exchange for shares of Fidelity Large Cap Growth Fund	-	45	-	1,402
Issued in exchange for shares of Fidelity Tax Managed Stock Fund	-	20	-	614
Reinvestment of distributions	18	1	614	18
Shares redeemed	(109)	(169)	(3,866)	(5,331)
Net increase (decrease)	(90)	387	$ (3,215)	$ 10,548
Class C
Shares sold	94	122	$ 3,318	$ 3,833
Issued in exchange for shares of Fidelity 130/30 Large Cap Fund	-	35	-	1,092
Issued in exchange for shares of Fidelity Advisor Stock Selector All Cap Fund	-	1,407	-	39,072
Issued in exchange for shares of Fidelity Advisor Strategic Growth Fund	-	242	-	7,604
Issued in exchange for shares of Fidelity Large Cap Growth Fund	-	246	-	7,718
Issued in exchange for shares of Fidelity Tax Managed Stock Fund	-	81	-	2,547
Reinvestment of distributions	96	2	3,260	59
Shares redeemed	(134)	(241)	(4,756)	(7,375)
Net increase (decrease)	56	1,894	$ 1,822	$ 54,550

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013 A, B	Six months ended March 31, 2014	Year ended September 30, 2013 A, B
Stock Selector All Cap
Shares sold	12,349	7,716	$ 443,470	$ 278,216
Issued in exchange for shares of Fidelity 130/30 Large Cap Fund	-	564	-	17,803
Issued in exchange for shares of Fidelity Large Cap Growth Fund	-	4,124	-	130,279
Issued in exchange for shares of Fidelity Tax Managed Stock Fund	-	1,893	-	59,813
Reinvestment of distributions	5,514	894	187,708	25,085
Shares redeemed	(7,347)	(13,117)	(264,471)	(461,605)
Net increase (decrease)	10,516	2,074	$ 366,707	$ 49,591
Class K
Shares sold	241	1,966	$ 8,638	$ 62,070
Reinvestment of distributions	203	19	6,894	546
Shares redeemed	(421)	(615)	(14,943)	(19,796)
Net increase (decrease)	23	1,370	$ 589	$ 42,820
Institutional Class
Shares sold	1,078	892	$ 39,001	$ 27,516
Issued in exchange for shares of Fidelity 130/30 Large Cap Fund	-	3	-	86
Issued in exchange for shares of Fidelity Advisor Stock Selector All Cap Fund	-	9,736	-	270,464
Issued in exchange for shares of Fidelity Advisor Strategic Growth Fund	-	52	-	1,649
Issued in exchange for shares of Fidelity Large Cap Growth Fund	-	122	-	3,838
Issued in exchange for shares of Fidelity Tax Managed Stock Fund	-	32	-	1,016
Reinvestment of distributions	540	34	18,397	955
Shares redeemed	(711)	(2,320)	(25,549)	(72,358)
Net increase (decrease)	907	8,551	$ 31,849	$ 233,166

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013 A, B	Six months ended March 31, 2014	Year ended September 30, 2013 A, B
Class Z
Shares sold	-	3	-	$ 100
Reinvestment of distributions	0*	-	7	-
Net increase (decrease)	0*	3	$ 7	$ 100

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 23, 2012 (commencement of sale of shares) to September 30, 2013.

B Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to September 30, 2013.

* Amount represents less than 1,000 shares.

10. Merger Information.

On October 26, 2012, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor® Stock Selector All Cap Fund ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Board of Trustees ("The Board") on March 14, 2012. In addition, the Board approved the creation of additional classes of shares that commenced operations on October 23, 2012. The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Fund at their net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $599,574, including securities of $600,112 and unrealized appreciation of $108,565, were combined with the Fund's net assets of $2,356,214 for total net assets after the acquisition of $2,955,788.

On June 21, 2013, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity 130/30 Large Cap Fund, Fidelity Advisor Strategic Growth Fund, Fidelity Large Cap Growth Fund and Fidelity Tax Managed Stock Fund ("Target Funds") pursuant to agreements and plans of reorganization approved by the Board of Trustees ("The Board") on November 14, 2012. The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Funds at their net asset value on the acquisition date. The reorganization provides shareholders of the Target Funds access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Funds' net assets of $21,999, including securities of $21,969 and unrealized

Semiannual Report

10. Merger Information - continued

depreciation of $(344) for Fidelity 130/30 Large Cap Fund; and net assets of $43,450, including securities of $43,568 and unrealized appreciation of $1,310 for Fidelity Advisor Strategic Growth Fund; and net assets of $163,522, including securities of $163,249 and unrealized appreciation of $3,672 for Fidelity Large Cap Growth Fund; and net assets of $75,473, including securities of $75,390 and unrealized depreciation of $(1,483) for Fidelity Tax Managed Stock Fund; were combined with the Fund's net assets of $3,262,556 for total net assets after the acquisition of $3,567,000.

Pro forma results of operations of the combined entity for the entire period ended September 30, 2013, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition dates), are as follows:

Net investment income (loss)	$ 31,218
Total net realized gain (loss)	227,999
Total change in net unrealized appreciation (depreciation)	493,669
Net increase (decrease) in net assets resulting from operations	$ 752,886

Because the combined investment portfolios have been managed as a single portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fund's accompanying Statement of Operations since October 26, 2012 and June 21, 2013, respectively.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned approximately 37% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AFSSZ-USAN-0514
1.9584718.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Capital Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 23, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 23, 2014